             As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 33-60063
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES  [X]
                                  ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4
                                      and


                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940         [  ]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                       NATIONWIDE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
        (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                    (Name and Address of Agent for Service)

================================================================================

     This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

     It is proposed that this filing will become effective (check appropriate space):

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ] on December 23, 1996 pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a) of Rule 485
[   ] on (date) pursuant to paragraph (a) of Rule 485
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commissioner. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995, on February 15, 1996.

                                    1 of 107                            REDLINED

                         NATIONWIDE VARIABLE ACCOUNT-II
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information


                                                                                      PAGE

N-4 ITEM
Part A    INFORMATION REQUIRED IN A PROSPECTUS
   Item   1.  Cover page ..........................................................     7
                                                                                      ----
   Item   2.  Definitions .........................................................     9
                                                                                      ----
   Item   3.  Synopsis or Highlights ..............................................    15
                                                                                      ----
   Item   4.  Condensed Financial Information .....................................   N/A

   Item   5.  General Description of Registrant, Depositor, and Portfolio Companies    15
                                                                                      ----
   Item   6.  Deductions and Expenses .............................................    22
                                                                                      ----
   Item   7.  General Description of Variable Annuity Contracts ...................    22
                                                                                      ----
   Item   8.  Annuity Period ......................................................    25
                                                                                      ----
   Item   9.  Death Benefit and Distributions .....................................    27
                                                                                      ----
   Item   10. Purchases and Contract Value ........................................    30
                                                                                      ----
   Item   11. Redemptions .........................................................    31
                                                                                      ----
   Item   12. Taxes ...............................................................    31
                                                                                      ----
   Item   13. Legal Proceedings ...................................................    35
                                                                                      ----
   Item   14. Table of Contents of the Statement of Additional Information ........    35
                                                                                      ----

Part B    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
   Item   15. Cover Page ..........................................................    38
                                                                                      ----
   Item   16. Table of Contents ...................................................    38
                                                                                      ----
   Item   17. General Information and History .....................................    38
                                                                                      ----
   Item   18. Services ............................................................    38
                                                                                      ----
   Item   19. Purchase of Securities Being Offered ................................    38
                                                                                      ----
   Item   20. Underwriters ........................................................    39
                                                                                      ----
   Item   21. Calculation of Performance Information ..............................    39
                                                                                      ----
   Item   22. Annuity Payments ....................................................    40
                                                                                      ----
   Item   23. Financial Statements ................................................    41
                                                                                      ----

Part C    OTHER INFORMATION
   Item   24. Financial Statements and Exhibits ...................................    91
                                                                                      ----
   Item   25. Directors and Officers of the Depositor .............................    93
                                                                                      ----
   Item   26. Persons Controlled by or Under Common Control with the
                 Depositor or Registrant ..........................................    95
                                                                                      ----
   Item   27. Number of Contract Owners ...........................................   104
                                                                                      ----
   Item   28. Indemnification .....................................................   104
                                                                                      ----
   Item   29. Principal Underwriter ...............................................   104
                                                                                      ----
   Item   30. Location of Accounts and Records ....................................   105
                                                                                      ----
   Item   31. Management Services .................................................   105
                                                                                      ----
   Item   32. Undertaking ........................................................    105
                                                                                      ----




                                     2 of 107

                     SUPPLEMENT DATED DECEMBER 23, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

        INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - II

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective December 23, 1996, the underlying Mutual Fund Options located on page 1 of the Prospectus are hereby amended to include the following underlying Mutual Funds:

                        DREYFUS VARIABLE INVESTMENT FUND
                           Growth & Income Portfolio*

   TCI PORTFOLIOS, INC. AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.***
                                   TCI Value

     VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)
                        Worldwide Emerging Markets Fund

                              WARBURG PINCUS TRUST
                         Post-Venture Capital Portfolio

  *The Growth and Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds

2. THE UNDERLYING MUTUAL FUND ANNUAL EXPENSES table located on page 6 of the Prospectus is hereby amended to include the following information:

                                                         Management       Other       Total
                                                            Fees         Expenses    Expenses
Dreyfus Variable Investment Fund- Growth & Income
Portfolio                                                     0.75%        0.20%        0.95%
TCI Portfolios, Inc. - TCI Value                              1.00%        0.00%        1.00%
Van Eck Worldwide Insurance Trust - Worldwide Emerging
Markets Fund                                                  1.00%        0.00%        1.00%
Warburg Pincus Trust - Post-Venture Capital Portfolio**       0.65%        0.75%        1.40%

     **Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, Managment Fees for the Portfolio would equal 1.25%; other Expenses would equal .81%; and Total Portfolio Operating Expenses would equal 2.06%. Other Expenses for the Portfolio are based on annualized estimates of expenses for the fiscal year ending December 31, 1996, net of any fee waivers or expense reimbursements. The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses through December 31,1996.

     ***Effective January 1, 1997, Twentieth Century Companies, Inc. will change its name to American Century Companies, Inc.



                                    3 of 107

3. The EXAMPLE located on pages 7 and 8 of the Prospectus is hereby amended to include the following information:

                         If you surrender your        If you do not surrender your       If you annuitize your
                       Contract at the end of the      Contract at the time of the     Contract at the end of the
                         applicable time period          applicable time period          applicable time period
                      1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
Dreyfus VIF -
Growth & Income
Portfolio              18      57      98      212     18      57      98      212      *      57      98      212
TCI Portfolios,
Inc. - TCI Value       19      58     101      218     19      58     101      218      *      58     101      218
Van Eck Worldwide
Insurance Trust -
Worldwide Emerging
Markets Fund           19      58     101      218     19      58     101      218      *      58     101      218
Warburg Pincus
Trust - Post -
Venture Capital
Portfolio              23      71     122      261     23      71     122      261      *      71     122      261

     * The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract Years.

4. Pages 10 through 15 of the Prospectus are also amended to include the following information regarding the underlying Mutual Funds:

     DREYFUS VARIABLE INVESTMENT FUND

          Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     GROWTH AND INCOME PORTFOLIO

     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.



                                    4 of 107

     TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL
     FUNDS

          TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, which is changing its name to American Century(SM) Investments, effective January 1, 1997. TCI Portfolios, Inc. is managed by Investors Research Corporation, which is changing its name to American Century Investment Management, Inc., effective January 1, 1997.

     - TCI VALUE

     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

     VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

          Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment advisor and manager is Van Eck Associates Corporation.

     - WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

     WARBURG PINCUS TRUST

          The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors")




                                     5 of 107

     - POST-VENTURE CAPITAL PORTFOLIO

     Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

5. The section entitled "TRANSFERS" located on page 14 of the Prospectus is hereby amended by adding the following information as the fourth and fifth paragraphs:

     Contracts described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

     Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

6. Effective October 17, 1996, Nationwide Financial Services, Inc. has changed its name to Nationwide Advisory Services, Inc. Accordingly, any and all references to Nationwide Financial Services, Inc. in this Prospectus are hereby amended to reflect this name change.





                                    6 of 107

                       NATIONWIDE LIFE INSURANCE COMPANY
                                  HOME OFFICE
                                P.O. BOX 182356
                   COLUMBUS, OHIO  43216-2356, 1-800-243-6295
     VOICE RESPONSE (AVAILABLE 24 HOURS) 1-800-848-8258, TDD 1-800-238-3035
        INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT-II
                      OF NATIONWIDE LIFE INSURANCE COMPANY

     This prospectus describes individual flexible Purchase Payment deferred variable annuity contracts (collectively referred to as the "Contracts") issued by Nationwide Life Insurance Company ("the "Company"). Reference throughout the prospectus to such Contracts shall also mean "Certificates" issued under Group Modified Single Premium Retirement Contracts. For such Group Contracts, references to "Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Owner to exercise contractual rights under the authority of the Plan terms. The Contracts are sold either as Non-Qualified Contracts or Individual Retirement Annuities. Annuity payments under the Contracts are deferred until a selected later date.

     Purchase Payments are allocated to the Nationwide Variable Account-II ("Variable Account"), a separate account of the Company. The Variable Account is divided into Sub-Accounts, each of which invests in shares of one of the underlying Mutual Fund options described below:

                                    DREYFUS
     Dreyfus Stock Index Fund  The Dreyfus Socially Responsible Growth Fund

                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
       Equity-Income       Growth           High Income         Overseas
         Portfolio        Portfolio          Portfolio*         Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                 Asset Manager Portfolio  Contrafund Portfolio

                       NATIONWIDE SEPARATE ACCOUNT TRUST
      Capital Appreciation Fund   Government Bond Fund   Money Market Fund
                   Small Company Fund          Total Return Fund

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
     Growth Portfolio  Limited Maturity Bond Portfolio  Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
           Oppenheimer Bond Fund    Oppenheimer Global Securities Fund
                      Oppenheimer Multiple Strategies Fund

                          STRONG SPECIAL FUND II, INC.

                     STRONG VARIABLE INSURANCE FUNDS, INC.
          Strong Discovery Fund II, Inc.  International Stock Fund II

    TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.
                  TCI Balanced  TCI Growth  TCI International

                       VAN ECK WORLDWIDE INSURANCE TRUST
              Worldwide Bond Fund  Gold and Natural Resources Fund

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
                          Real Estate Securities Fund

                              WARBURG PINCUS TRUST
         International Equity Portfolio  Small Company Growth Portfolio

* The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

     This prospectus provides you with the basic information you should know about the Contracts issued by the Nationwide Variable Account-II before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1996 containing further information about the Contracts and the Nationwide Variable Account-II has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 182356, Columbus, Ohio 43216-2356.

INVESTMENT IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY CREDIT UNION OR OTHER FINANCIAL INSTITUTION. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISKS WHICH MAY INCLUDE THE LOSS OF PRINCIPAL.

                                    7 of 107

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1996 IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 29 OF THE PROSPECTUS.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1996.

                                    8 of 107

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 90 or younger at the time of Contract issuance, unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named on the application, all provisions of the Contract which are based on the death of the Designated Annuitant will be based on the death of the last survivor of the Designated Annuitant and the Contingent Designated Annuitant. A Contingent Designated Annuitant may not be named for Contracts issued as IRAs.

CONTINGENT OWNER- A Contingent Owner, if named, may succeed to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary." A Contingent Owner may not be named for Contracts issued as IRAs.

CONTRACT- The Individual Flexible Premium Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, the Contingent Owner, Designated Annuitant, Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, or the Annuity Commencement Date.

CONTRACT VALUE- The sum of the Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant (or Contingent Designated Annuitant, if applicable) prior to the Annuitization Date. This benefit does not apply upon the death of the

                                    9 of 107

Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY (IRA)- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

JOINT OWNER- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Owner. IF A JOINT OWNER IS NAMED, REFERENCES TO "CONTRACT OWNER" OR "OWNER" IN THIS PROSPECTUS WILL APPLY TO BOTH THE OWNER AND JOINT OWNER. JOINT OWNERS MUST BE SPOUSES AT THE TIME JOINT OWNERSHIP IS REQUESTED. IRAs may not be jointly owned.

MUTUAL FUND (FUND)- A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408
(IRAs) or 403(b) (Tax-Sheltered Annuities) of the Code.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Sub-Accounts.

QUALIFIED PLAN- A retirement plan which receives favorable tax treatment under
Section 401 and 403(a) of the Code.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Variable Account-II, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                   10 of 107

                               TABLE OF CONTENTS

    GLOSSARY OF SPECIAL TERMS..........................................    3
    SUMMARY OF CONTRACT EXPENSES.......................................    6
    UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............................    6
    SYNOPSIS...........................................................    9
    CONDENSED FINANCIAL INFORMATION.................................... N/A*
    NATIONWIDE LIFE INSURANCE COMPANY..................................    9
    THE VARIABLE ACCOUNT...............................................    9
         Underlying Mutual Fund Options................................   10
            Fund Descriptions..........................................   10
         Voting Rights.................................................   15
    VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS..   16
         Mortality Risk Charge.........................................   16
         Premium Taxes.................................................   16
         Expenses of Variable Account..................................   16
         Investments of the Variable Account...........................   16
         Right to Revoke...............................................   16
         Transfers.....................................................   17
         Assignment....................................................   17
         Ownership Provisions..........................................   18
         Contingent Owner and Beneficiary Provisions...................   18
         Substitution of Securities....................................   19
         Contract Owner Inquiries......................................   19
    ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT............................   19
         Value of an Annuity Unit......................................   19
         Assumed Investment Rate.......................................   19
         Frequency and Amount of Annuity Payments......................   19
         Annuity Commencement Date.....................................   20
         Change in Annuity Commencement Date...........................   20
         Change in Form of Annuity.....................................   20
         Annuity Payment Options.......................................   20
         Death of Contract Owner.......................................   21
         Death of Designated Annuitant Prior to the Annuitization Date.   21
         Death of Annuitant After the Annuitization Date...............   22
         Required Distributions for Individual Retirement Annuities....   22
         Generation-Skipping Transfers.................................   22
    GENERAL INFORMATION................................................   23
         Contract Owner Services.......................................   23
         Statements and Reports........................................   23
         Allocation of Purchase Payments and Contract Value............   24
         Value of a Variable Account Accumulation Unit.................   24
         Net Investment Factor.........................................   24
         Valuation of Assets...........................................   25
         Determining the Contract Value................................   25
         Surrender (Redemption)........................................   25
         Taxes.........................................................   25
         Non-Qualified Contracts.......................................   26
         Individual Retirement Annuities...............................   27
         Diversification...............................................   27
         Charge for Tax Provisions.....................................   28
         Advertising...................................................   28
    LEGAL PROCEEDINGS..................................................   29
    TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...........   29
    APPENDIX...........................................................   30

* Condensed Financial Information is not available for Contracts described in this prospectus. However, Variable Account Financial Statements are available in the Statement of Additional Information due to the sale of other Contracts (described in other prospectuses) offered under the Nationwide Variable Account-II.

                                   11 of 107

                          SUMMARY OF CONTRACT EXPENSES

       VARIABLE ACCOUNT ANNUAL EXPENSES


       Mortality Risk Charges ..............................  0.80%
                                                              -----
       Administration Charge ...............................  0.00%
                                                              -----
       Total Variable Account Annual Expenses ..............  0.80%
                                                              -----


                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
                  (AS A PERCENTAGE OF MUTUAL FUND NET ASSETS)

                                                Management                  Total Mutual
                                                   Fees     Other Expenses  Fund Expenses
Dreyfus Stock Index Fund                           0.27%        0.12%          0.39%
The Dreyfus Socially Responsible Growth Fund       0.69%        0.58%          1.27%
Fidelity VIP Fund-Equity-Income Portfolio          0.51%        0.10%          0.61%
Fidelity VIP Fund -Growth Portfolio                0.61%        0.09%          0.70%
Fidelity VIP Fund -High Income Portfolio           0.60%        0.11%          0.71%
Fidelity VIP Fund -Overseas Portfolio              0.76%        0.15%          0.91%
Fidelity VIP Fund II-Asset Manager Portfolio       0.71%        0.08%          0.79%
Fidelity VIP Fund II-Contrafund Portfolio          0.61%        0.11%          0.72%
NSAT-Capital Appreciation Fund                     0.50%        0.04%          0.54%
NSAT-Government Bond Fund                          0.50%        0.01%          0.51%
NSAT-Money Market Fund                             0.50%        0.02%          0.52%
NSAT-Small Company Fund                            1.00%        0.25%          1.25%
NSAT-Total Return Fund                             0.50%        0.01%          0.51%
Neuberger & Berman Advisers
Management Trust-Growth Portfolio                  0.84%        0.10%          0.94%
Neuberger & Berman Advisers
Management Trust-Limited Maturity Bond
Portfolio                                          0.65%        0.10%          0.75%
Neuberger & Berman Advisers
Management Trust-Partners Portfolio                0.85%        0.30%          1.15%
Oppenheimer Variable Account Funds-Bond Fund       0.75%        0.05%          0.80%
Oppenheimer Variable Account Funds -Global
Securities Fund                                    0.74%        0.15%          0.89%
Oppenheimer Variable Account Funds-
Multiple Strategies Fund                           0.74%        0.03%          0.77%
Strong Special Fund II, Inc.                       1.00%        0.20%          1.20%
Strong Variable Insurance Funds, Inc.-
Discovery Fund II, Inc.                            1.00%        0.31%          1.31%
Strong Variable Insurance Funds, Inc.-
International Stock Fund II                        1.00%        0.97%          1.97%
TCI Portfolios, Inc.-TCI Balanced                  1.00%        0.00%          1.00%
TCI Portfolios, Inc.-TCI Growth                    1.00%        0.00%          1.00%
TCI Portfolios, Inc.-TCI International             1.50%        0.00%          1.50%
Van Eck Worldwide Insurance Trust-Gold and
Natural Resources Fund                             0.79%        0.15%          0.94%
Van Eck Worldwide Insurance Trust-Worldwide
Bond Fund                                          0.80%        0.16%          0.96%
Van Kampen American Capital Life Investment
Trust-Real Estate Securities Fund                  1.00%        1.90%          2.90%
Warburg Pincus Trust-International Equity
Portfolio                                          1.00%        0.44%          1.44%
Warburg Pincus Trust-Small Company Growth
Portfolio                                          0.90%        0.35%          1.25%

(1) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses, some of which are subject to fee waivers or expense reimbursements, are more fully described in the prospectuses of each underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.

                                    12 of 107

                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.


                              If you surrender your Contract      If you do not surrender your       If you annuitize your Contract
                               at the end of the applicable       Contract at the end of the          at the end of the applicable
                                       time period                applicable time period                      time period


                         1 Yr.     3 Yrs.    5 Yrs.   10 Yrs.   1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.     3 Yrs.    5 Yrs.   10 Yrs.

Dreyfus Stock Index Fund     12        39        67       148      12     39      67      148       *         39        67       148
The Dreyfus Socially
Responsible Growth Fund      22        67       115       247      22     67     115      247       *         67       115       247
Fidelity VIP
Fund-Equity-Income
Portfolio                    15        46        79       174      15     46      79      174       *         46        79       174
Fidelity VIP Fund
-Growth Portfolio            16        49        84       184      16     49      84      184       *         49        84       184
Fidelity VIP Fund
-Overseas Portfolio          18        56        96       208      18     56      96      208       *         56        96       208
Fidelity VIP Fund -High
Income Portfolio             16        49        85       185      16     49      85      185       *         49        85       185
Fidelity VIP Fund
II-Asset Manager
Portfolio                    17        52        89       194      17     52      89      194       *         52        89       194
Fidelity VIP Fund
II-Contrafund Portfolio      16        50        85       186      16     50      85      186       *         50        85       186
NSAT-Capital
Appreciation Fund            14        44        76       166      14     44      76      166       *         44        76       166
NSAT-Government Bond
Fund                         14        43        74       162      14     43      74      162       *         43        74       162
NSAT-Money Market Fund       14        43        74       163      14     43      74      163       *         43        74       163
NSAT-Small Company Fund      22        66       114       245      22     66     114      245       *         66       114       245
NSAT-Total Return Fund       14        43        74       162      14     43      74      162       *         43        74       162
Neuberger & Berman
Advisers Management
Trust-Growth Portfolio       18        57        97       211      18     57      97      211       *         57        97       211
Neuberger & Berman
Advisers Management
Trust-Limited Maturity
Bond Portfolio               16        50        87       190      16     50      87      190       *         50        87       190
Neuberger & Berman
Advisers Management
Trust- Partners
Portfolio                    20        63       109       234      20     63     109      234       *         63       109       234

                                    13 of 107

                          If you surrender your Contract      If you do not surrender your       If you annuitize your Contract
                           at the end of the applicable        Contract at the end of the         at the end of the applicable
                                  time period                    applicable time period                    time period


                      1 Yr.     3 Yrs.    5 Yrs.   10 Yrs.   1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.     3 Yrs.    5 Yrs.   10 Yrs.
Oppenheimer
Variable Account
Funds-Bond Fund          17        52        90       195      17     52      90      195       *         52        90       195
Oppenheimer
Variable Account
Funds -Global
Securities Fund          18        55        95       206      18     55      95      206       *         55        95       206
Oppenheimer
Variable Account
Funds -Multiple
Strategies Fund          16        51        88       192      16     51      88      192       *         51        88       192
Strong Special Fund
II, Inc.                 21        65       111       240      21     65     111      240       *         65       111       240
Strong Variable
Insurance Funds,
Inc.-Discovery Fund
II, Inc.                 22        68       117       251      22     68     117      251       *         68       117       251
Strong Variable
Insurance Funds,
Inc.-International
Stock Fund II            29        89       152       320      29     89     152      320       *         89       152       320
TCI Portfolios,
Inc.-TCI Balanced        19        58       101       218      19     58     101      218       *         58       101       218
TCI Portfolios,
Inc.-TCI Growth          19        58       101       218      19     58     101      218       *         58       101       218
TCI Portfolios,
Inc.-TCI
International            24        74       127       272      24     74     127      272       *         74       127       272
Van Eck Worldwide
Insurance
Trust-Worldwide
Bond Fund                18        57        97       211      18     57      97      211       *         57        97       211
Van Eck Worldwide
Insurance Trust
-Gold and Natural
Resources Fund           18        57        98       213      18     57      98      213       *         57        98       213
Van Kampen American
Capital Life
Investment
Trust-Real Estate
Securities Fund          39       118       199       409      39     118    199      409       *        118       199       409
Warburg Pincus
Trust-International
Equity Portfolio         24        72       124       265      24     72     124      265       *         72       124       265
Warburg Pincus
Trust-Small Company
Growth Portfolio         22        66       114       245      22     66     114      245       *         66       114       245

*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the underlying Mutual Funds' prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                       18


                                    14 of 107

                                    SYNOPSIS

     There are two types of Contracts: Non-Qualified Contracts may be purchased with money from any source or an Individual Retirement Annuity may be purchased with annual IRA contributions or contributions rolled-over from Qualified Plans, IRAs, Tax Sheltered Annuities or custodial accounts.

     The Company does not deduct a sales charge from Purchase Payments made for these Contracts. The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

     There are no minimum initial Purchase Payment or minimum subsequent Purchase Payment requirements. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

     If the Contract Value at the Annuitization Date is less than $5,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

     Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made prior to the allocation of any Purchase Payment to any underlying Mutual Fund option (see "Premium Taxes").

     To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                       NATIONWIDE LIFE INSURANCE COMPANY

     The Company is a stock life insurance company organized under the laws of the State of Ohio in 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

                              THE VARIABLE ACCOUNT

     The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

     The Variable Account is a separate investment account of the Company and, as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

     Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. A separate Sub-Account is established within the Variable Account for each of the underlying Mutual Fund options that may be designated by the Contract Owner.


                                       9


                                    15 of 107

UNDERLYING MUTUAL FUND OPTIONS

     Contract Owners may choose from among a number of different Sub-Account options. A summary of investment objectives is contained in the descriptions of each underlying Mutual Fund option below. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.

DREYFUS STOCK INDEX FUND

     The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: The Fund's primary goal is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

-   EQUITY-INCOME PORTFOLIO

    Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-   GROWTH PORTFOLIO

    Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-   HIGH INCOME PORTFOLIO

    Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

    - at least 65% in income-producing debt securities and preferred stocks, including convertible securities



                                       10


                                    16 of 107

    - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities


    Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

-   OVERSEAS PORTFOLIO

    Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-   ASSET MANAGER PORTFOLIO

    Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-   CONTRAFUND PORTFOLIO

    Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST


     Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objective. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.


-   CAPITAL APPRECIATION FUND

    Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-   GOVERNMENT BOND FUND

    Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-   MONEY MARKET FUND

    Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-   SMALL COMPANY FUND

    Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the

                                       17


                                    17 of 107
    time of purchase. Nationwide Financial Services, Inc.("NFS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. These sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of different investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.

-   TOTAL RETURN FUND

    Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-   GROWTH PORTFOLIO

    Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-   LIMITED MATURITY BOND PORTFOLIO

    Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

-   PARTNERS PORTFOLIO

    Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment adviser.

-   OPPENHEIMER BOND FUND

    Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.


                                       12


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


-   OPPENHEIMER GLOBAL SECURITIES FUND

    Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to be speculative.

-   OPPENHEIMER MULTIPLE STRATEGIES FUND

    Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG SPECIAL FUND II, INC.

     The Strong Special Fund II, Inc. is a diversified, an open-end management company commonly called a mutual fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

     The Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a mutual fund. Incorporated in Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and the Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life policies and variable annuity contracts. Strong Capital Management, Inc. (the "Adviser") is the investment advisor for each of the Funds.

-   DISCOVERY FUND II, INC.

    Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-   INTERNATIONAL STOCK FUND II

    Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS.

     TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

- TCI BALANCED

    Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

- TCI GROWTH

    Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's

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


    investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

    The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-   TCI INTERNATIONAL

    Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time.
    Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

    (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST

    Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

-   WORLDWIDE BOND FUND

    Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

-   GOLD AND NATURAL RESOURCES FUND

    Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

     The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate Funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

-   AMERICAN CAPITAL REAL ESTATE SECURITIES FUND

    Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign


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                                    20 of 107
     issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

     WARBURG PINCUS TRUST

     The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Warburg Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-    INTERNATIONAL EQUITY PORTFOLIO

     Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-    SMALL COMPANY GROWTH PORTFOLIO

     Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

     More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund options being considered must accompany this Prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-243-6295, Voice Response (available 24 hours) 1-800-848-8258, TDD 1-800-238-3035 or writing P.O. Box 182356, Columbus, Ohio 43216-2356.

     The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Fund options. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds involved in the conflict.

VOTING RIGHTS

     Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

     In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract shall be the Contract Owner. The number of shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each


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

respective Sub-Account of the Variable Account by the net asset value of the applicable share of the underlying Mutual Fund corresponding to the Sub-Account.


     The number of shares which a person has the right to vote will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 15 days prior to such meeting.

     Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

     Each person having a voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

       VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

     The Company assumes a "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

     For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual basis to 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

PREMIUM TAXES

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either:
(1) at the time the Contract is surrendered, (2) at Annuitization, or (3) at such earlier date as the Company may become subject to such taxes.

EXPENSES OF VARIABLE ACCOUNT

     Expenses of the Variable Account with respect to the Contracts described herein include mortality expenses relating to the guarantee of annuity purchase rates at issue for the life of the Contract and the payment of minimum death benefits prior to the Designated Annuitant's 86th birthday regardless of the investment experience of the Variable Account.

INVESTMENTS OF THE VARIABLE ACCOUNT

     At the time of purchase each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. At the time of application, the Contract Owner designates the underlying Mutual Funds to which he or she desires to have Purchase Payments allocated. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

     The Contract Owner may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be a return of Purchase Payments. In order to revoke the Contract, the Contract must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been

                                       16


                                    22 of 107
received, written notice must be mailed or delivered to the Home Office at the mailing address shown on page 1 of this prospectus.

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

     The Company currently allows transfers up to 100% of the Variable Account Contract Value from the Variable Account to the Fixed Account, without penalty or adjustment. However, the Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 10% of the Variable Account Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. Transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or Purchase Payments into the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.

     The Contract Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the Interest Rate Guarantee Period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

     Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably determined to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to Contract Owners.

ASSIGNMENT

     Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Designated Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by the Company at its Home Office of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or tax consequences of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before recording of
the assignment.   Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and the assignee as to the proper allocation of Contract rights under the assignment.

     Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. Assignment of the entire Contract Value may cause the portion of

                                       17


                                    23 of 107
the Contract Value which exceeds the total investment in the Contract to be included in gross income each year that the assignment is in effect. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in this Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Individual Retirement Annuities are not eligible for assignment.

OWNERSHIP PROVISIONS

     Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. Prior to the Annuitization Date, a surviving Joint Owner shall retain sole rights in the Contract upon the other Joint Owner's death if the deceased Joint Owner was not also the Designated Annuitant. If the deceased Joint Owner was also the Designated Annuitant, disposition of the Contract will be determined based on the "Death of Designated Annuitant Prior to the Annuitization Date" provision. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender or partially surrender the Contract, to change the Owner, the Contingent Owner, the Designated Annuitant, the Contingent Designated Annuitant, the Beneficiary, the Contingent Beneficiary, the Annuity Payment Option or the Annuitization Date) shall require a written indication of an intent to exercise that right, which must be signed by both the Owners. Joint Owners must be spouses at the time joint ownership is requested.

     If a Contract Owner dies prior to the Annuitization Date and the Contract Owner and the Designated Annuitant are not the same person, Contract ownership will be determined in accordance with the "Death of Contract Owner" provision. If the Designated Annuitant (regardless of whether the Designated Annuitant is also the Contract Owner) dies prior to the Annuitization Date, ownership will be determined in accordance with the "Death of Designated Annuitant Prior to the Annuitization Date" provision.

     Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see "Taxes"). Any change of Contract Owner will automatically revoke any prior Contract Owner designation. Any request for change of Contract Owner must be (1) made by proper written application, (2) received and recorded by the Company at its Home Office, and (3) may include a signature guarantee as specified in the "Surrender" provision. The change will become effective as of the date the written request is signed. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received and recorded.

     The Contract Owner may request a change in the Designated Annuitant or Contingent Designated Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner and the person to be named as Designated Annuitant or Contingent Designated Annuitant. Any such change is subject to underwriting and approval by the Company.

CONTINGENT OWNER AND BENEFICIARY PROVISIONS

     The Contingent Owner is the person or persons who may receive certain benefits under the Contract in the event the Contract Owner dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If a Contingent Owner is not named or predeceases the Contract Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date, by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.
Unless the Contingent Owner (or Joint Owner) is also the named Beneficiary (or Contingent Beneficiary if applicable), the Contingent Owner (or Joint Owner) shall have no rights in the Contract if the Contract Owner/Designated Annuitant dies. If a Contract Owner/Designated Annuitant dies, disposition of the Contract shall be determined based on the "Death of Designated Annuitant Prior to the Annuitization Date" provision.

     The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Designated Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Designated Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Designated Annuitant, all rights and interest of the Beneficiary shall vest in the


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                                    24 of 107

Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If a Contingent Beneficiary is not named or predeceases the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Designated Annuitant, by written notice to the Company. The change, upon receipt by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SUBSTITUTION OF SECURITIES

     If the shares of the underlying Mutual Funds described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts or substitute one or more underlying Mutual Funds for other underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

     Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 182356, Columbus, Ohio 43216-2356 , or calling 1-800-243-6295, Voice Response (available 24 hours) 1-800-848-8258, TDD
1-800-238-3035.

                    ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

     At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment made shall be determined in accordance with the Annuity Table in the Contract.

     Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

     The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

     A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $5,000, the Company shall have the right to pay such amount

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in one lump sum in lieu of the payments otherwise provided for.  In addition, if the payments provided for would be or become less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an annuity option less frequently than annually.

ANNUITY COMMENCEMENT DATE

     The Contract Owner selects an Annuity Commencement Date at the time of application. Such date may be the first day of a calendar month or any other agreed upon date.

CHANGE IN ANNUITY COMMENCEMENT DATE

     The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

     If the Contract Owner requests in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the Annuitant's 86th birthday.

CHANGE IN FORM OF ANNUITY

     The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

     Any of the following Annuity Payment Options may be elected:

     Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

     Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

     (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section
          (2) below.

     (2) If someone other than the Annuitant is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

     Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

     If the Owner fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Individual Retirement Annuities are subject to the minimum Distribution requirements set forth in the Code.


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DEATH OF CONTRACT OWNER

     If the Contract Owner and the Designated Annuitant are not the same person and the Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If no Joint Owner is named (or if the Joint Owner predeceases the Contract Owner), then the Contingent Owner becomes the new Contract Owner. If no Contingent Owner is named (or if the Contingent Owner predeceases the Contract Owner), then the Contract Owner's estate becomes the Contract Owner. Unless the new Contract Owner is the prior Contract Owner's spouse, the entire interest in the Contract, less applicable deductions must be distributed within five years of the prior Contract Owner's death. The new Contract Owner may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the prior Contract Owner's death. If the new Contract Owner is the spouse of the prior Contract Owner, then the Contract may be continued without any required Distribution.

     If the Designated Annuitant (regardless of whether the Designated Annuitant is also the Contract Owner) dies prior to the Annuitization Date, a Death Benefit will be payable in accordance with the "Death of Designated Annuitant Prior to the Annuitization Date" provision below. All Distributions made as a result of the death of the Contract Owner shall be made within the time limits set forth above. If a Contract Owner/Annuitant dies prior to the Annuitization Date, and the Beneficiary is the Contract Owner/Designated Annuitant's spouse, such spouse may elect to continue the Contract as the Contract Owner and Designated Annuitant.

     Individual Retirement Annuities will be subject to other specific rules set forth in the Code concerning Distributions upon the death of the Contract Owner (see "Required Distributions for Individual Retirement Annuities").

DEATH OF DESIGNATED ANNUITANT PRIOR TO THE ANNUITIZATION DATE

     If the Designated Annuitant dies prior to the Annuitization Date, a Death Benefit is payable unless the Contract Owner has also named a Contingent Designated Annuitant, in which case the Death Benefit is payable upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The Death Benefit is payable to the Beneficiary. If no Beneficiary is named (or if the Beneficiary predeceases the Designated Annuitant), then the Death Benefit is payable to the Contingent Beneficiary. If no Contingent Beneficiary is named (or if the Contingent Beneficiary predeceases the Designated Annuitant), then the Death Benefit will be paid to Contract Owner or the Contract Owner's estate.

     The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing (1) due proof of the Designated Annuitant's death, (2) an election for either a single sum payment or an Annuity Payment Option and (3) and any form required by state insurance laws. If a single sum payment is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, election must be made by the Contract Owner during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid in a single sum payment. If the Annuitant dies prior to his or her 86th birthday, the value of the Death Benefit will be the greatest of (1) the sum of all Purchase Payments, made to the Contract less any amounts surrendered, (2) the Contract Value, or (3) the Contract Value as of the most recent five-year Contract Anniversary, less any amounts surrendered since the most recent five-year Contract Anniversary. If the Designated Annuitant dies on or after his or her 86th birthday, then the Death Benefit will be equal to the Contract Value.

     If the Contract Owner is not a natural person, the death of the Designated Annuitant (or a change in the Designated Annuitant), regardless of whether a Contingent Designated Annuitant has been named, will be treated like a death of the Contract Owner for purposes of the "Death of Contract Owner" provision and will result in a Distribution of either:

    (a) the Death Benefit described in this provision (if there is no Contingent Designated Annuitant and the Designated Annuitant has
         died), or in all other cases

    (b) a Distribution to the Contract Owner if the Designated Annuitant has been changed.

provided that any such Distribution must be made within the time period specified in the "Death of Contract Owner" provision.


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



DEATH OF ANNUITANT AFTER THE ANNUITIZATION DATE

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option selected.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

     Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Contract Owner's life or the lives of the Contract Owner and the Contract Owner's spouse or designated Beneficiary, or (b) a period not extending beyond the life expectancy of the Contract Owner and the life expectancy of the Contract Owner's spouse or designated Beneficiary.

     If the Contract Owner dies prior to the commencement of the Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the year in which the fifth anniversary of the Contract Owner's death occurs unless:

(a) The Contract Owner has named his or her surviving spouse as the designated Beneficiary and such spouse elects to:

     (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

     (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

(b) The Contract Owner has named a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

     If the Contract Owner dies after Distribution has commenced, the Distribution must continue at least as rapidly as under the schedule being used prior to the Contract Owner's death, except to the extent that a surviving spouse Beneficiary may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

     If the amounts distributed to the Contract Owner are less than those mentioned above, penalty tax of 50% is levied on the amount that should have been distributed for that year.

     A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Contract Owner must annually report the amount of non-deductible contributions, the amount of any Distribution, the amount by which non-deductible contributions for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities.

     Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time Distribution of the Contract Owner's interest in the annuity is completed, the balance will also be included in the Contract Owner's gross estate.

GENERATION-SKIPPING TRANSFERS

     The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.
     A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

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



                              GENERAL INFORMATION

CONTRACT OWNER SERVICES

     ASSET REBALANCING - The Contract Owner may direct the automatic reallocation of Contract Values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of Purchase Payments. An Asset Rebalancing request must be in writing on a form provided by the Company. The Contract Owner may wish to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.

     The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice; such discontinuation, however, will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

     DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer a specified amount from the Money Market Fund Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Fund Sub-Account or the Fixed
Account.   The minimum monthly Dollar Cost Averaging transfer is $100.  In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Fund Sub-Account or the Fixed Account will be processed monthly until the value in the Money Market Fund Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

     The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice; such discontinuation, however, will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

     SYSTEMATIC WITHDRAWALS- The Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all of the Sub-Accounts in which the Contract Owner has an interest. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. A Systematic Withdrawal program will terminate automatically at the end of each Contract Year and may be reinstated only pursuant to a new request. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

     Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

     The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly

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


statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported in quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

     Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

     There are no minimum initial or subsequent Purchase Payment requirements. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

     The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

     Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

     The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were made available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

     The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the net of:

     (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)  the net of:

     (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

     (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge deducted from the Variable Account. Such factor is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account.


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


     For underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Separate Account Trust - Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

     The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for the Mortality Risk Charge.

VALUATION OF ASSETS

     Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

     The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account during the Valuation Period in which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account bears to the total Contract Value.

SURRENDER (REDEMPTION)

     While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the Contract Owner must request the surrender in writing and include the Contract. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

     The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested. In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and the Fixed Account bears to the total Contract Value.

     The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

TAXES

     The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult their financial or tax advisers to discuss in detail their particular tax situation and the use of the Contracts.

     Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for annuities purchased as Non-Qualified Contracts and annuities which are purchased as Individual Retirement Annuities. Non-Qualified Contracts and Individual Retirement Annuities are discussed separately below.

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                                    31 of 107

     Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts, at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

NON-QUALIFIED CONTRACTS

     The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

     Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

     The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to Purchase Payments made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase.
If this Contract is issued as the result of an exchange described in Code
Section 1035, it will generally be considered to have been purchased on the purchase date of the Contract given up in the exchange.

     Code Section 72 also provides for a penalty, equal to 10% of any Distribution which is includable in gross income, if such Distribution is made prior to attaining age 59 1/2 or disability of the Contract Owner. The penalty does not apply if the Distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Annuitant (and the Annuitant's Beneficiary), or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Contract Owner or Annuitant selects an annuity for life or life expectancy, or begins a predefined series of withdrawals based on life expectancy, and changes the method of payment before the expiration of 5 years and the attainment of age 59 1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Contract Owner or Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

     In order to qualify as an annuity Contract under Section 72 of the Code, the Contract must provide for Distribution to be made upon the death of the Contract Owner. In such case, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over their life or life expectancy if such payments begin within one year from the death of the Contract Owner. If the Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire

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


interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Designated Annuitant (or a change in the Designated Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Designated Annuitant has been named.

     The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year.

     Generally, the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

     The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay under Section 2603 of the Code. A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

INDIVIDUAL RETIREMENT ANNUITIES

     The Contract may be purchased as an Individual Retirement Annuity under
Section 408(b) of the Code. Such Individual Retirement Annuity Contract may be purchased in connection with a rollover of amounts from a Qualified Plan, Tax-Sheltered Annuity or Individual Retirement Account. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

     Recent changes to the Code permit the rollover of most Distributions from Qualified Plans to other Qualified Plans or IRAs. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity or IRA. Distributions which may not be rolled over are those which are:

1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or

2.   a required minimum Distribution.

     Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described in this provision.

     Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

DIVERSIFICATION

     The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity Contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract will meet these diversification standards.


                                       27


                                    33 of 107

     Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in the area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under
Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

CHARGE FOR TAX PROVISIONS

     The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

ADVERTISING

     A "yield" and "effective yield" may be advertised for Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

     The Company may also from time to time advertise the performance of the Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/ Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying Mutual Funds over specified periods and against underlying Mutual Funds in specified categories. The rankings may or may not include the effects of sales or other charges.

     The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company.
The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


                                       28


                                    34 of 107

     The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and non standardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

     Non standardized "total return" will be calculated in a similar manner and
for the same time periods as the average annual total return.   An assumed
initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

     For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and non-standardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

     ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

                               LEGAL PROCEEDINGS

     There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.


     The General Distributor, Nationwide Financial Services, Inc., is not engaged in any litigation of any material nature.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History............................................... 1
Services...................................................................... 1
Purchase of Securities Being Offered.......................................... 1
Underwriters.................................................................. 2
Calculations of Performance................................................... 2
Fund Performance Summary.....................................................N/A
Annuity Payments.............................................................. 3
Financial Statements.......................................................... 4


                                       29


                                    35 of 107

                                    APPENDIX

                                 FIXED ACCOUNT

     Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                           FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

     The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

     The Company will invest the assets of the Fixed Account in those investments chosen by the Company and allowed by applicable law. Investment income from such Fixed Account investments will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

     The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

     The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered.

TRANSFERS

     Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the expiration date of the guarantee period.



                                       30


                                    36 of 107

     Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

     A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

     The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

                                       31


                                    37 of 107

                      STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 23, 1996


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY THE
                         NATIONWIDE VARIABLE ACCOUNT-II
                      OF NATIONWIDE LIFE INSURANCE COMPANY

     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated, May 1, 1996. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182356, Columbus, Ohio 43216-2356, or calling 1-800-243-6295, Voice
Response (available 24 hours) 1-800-848-8258, TDD 1-800-238-3035.

                               TABLE OF CONTENTS

                                                                            PAGE

General Information and History ............................................. 1
Services .................................................................... 1
Purchase of Securities Being Offered ........................................ 1
Underwriters ................................................................ 2
Calculations of Performance ................................................. 2
Fund Performance Summary .................................................. N/A
Annuity Payments ............................................................ 3
Financial Statements ........................................................ 4


GENERAL INFORMATION AND HISTORY

     The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

     The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

     The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

     The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

     The Contracts may be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

     The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such

                                       1



                                    38 of 107
portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the termination date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company may transfer from the Fixed Account under the terms of that agreement.

     Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfers. Transfers must also be made prior to the Annuitization Date.


UNDERWRITERS

     The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio, 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1995, 1994 and 1993, no underwriting commissions were paid by the Company to NAS.


CALCULATIONS OF PERFORMANCE

     Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1995, the Nationwide Separate Account Trust Money Market Fund Sub-Account's seven-day current unit value yield was 4.29%. The Nationwide Separate Account Trust Money Market Fund Sub-Account's effective yield shall be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Nationwide Separate Account Trust Money Market Fund, and for the period ending December 31, 1995 was 4.38%.

     The Nationwide Separate Account Trust Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund Sub-Account is not guaranteed or insured.
Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

     Income generated within a bond Sub-Account may be reflected in "30 Day Yield" quotations. Such quotations are computed by dividing the net investment income per Accumulation Unit during the 30 day period by the maximum unit value per Accumulation Unit on the last day of the period. The formula for arriving at bond fund yield quotations is as follows: 2[((a-b)/cd+1)6-1] where: a = net investment income earned by the applicable portfolio; b = expenses for the period, including contract level fees and charges; c = the average daily number of Accumulation Units outstanding during the period; and d = the maximum offering price per Accumulation Unit on the last day of the period.

     All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized Average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a
 .80% Mortality Charge.  No deduction is made for premium taxes which may be

                                       2



                                    39 of 107
assessed by certain states. Non standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non standardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

     The standardized average annual total return and non standardized total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.
Both the standardized average annual return and the non standardized total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and non standardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

     Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS
     See "Frequency and Amount of Annuity Payments", located in the prospectus.

                                       3



                                    40 of 107

                          Independent Auditors' Report


The Board of Directors and Contract Owners of
   Nationwide Variable Account-II
   Nationwide Life Insurance Company:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio
February 6, 1996


--------------------------------------------------------------------------------

                        NATIONWIDE VARIABLE ACCOUNT - II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995



ASSETS:
  Investments at market value:
     American VI Series - Growth Fund (AVISGro)
         623,618 shares (cost $17,102,560) .............................     $   23,585,245

     American VI Series - High-Yield Bond Fund (AVISHiYld)
         209,306 shares (cost $2,846,218) ..............................          2,911,446

     American VI Series - U.S. Government/AAA-Rated
     Securities Fund (AVISGvt)
         873,261 shares (cost $9,829,632) ..............................         10,016,309

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,283,878 shares (cost $19,489,630) ...........................         22,223,921

     Dreyfus Stock Index Fund (DryStkIx)
         8,082,567 shares (cost $126,497,616) ..........................        139,020,158

     Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         70,933,143 shares (cost $1,121,753,271) .......................      1,366,881,661

     Fidelity VIP - Growth Portfolio (FidGro)
         41,657,161 shares (cost $1,007,914,736) .......................      1,216,389,107

     Fidelity VIP - High Income Portfolio (FidHiInc)
         35,625,333 shares (cost $396,271,298) .........................        429,285,265

     Fidelity VIP - Overseas Portfolio (FidOSeas)
         30,101,938 shares (cost $483,895,870) .........................        513,238,037

     Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
         53,135,805 shares (cost $754,251,432) .........................        839,014,368

     Fidelity VIP-II - Contrafund Portfolio (FidContP)
         8,756,011 shares (cost $119,727,547) ..........................        120,657,834

     Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         2,445,307 shares (cost $29,478,590) ...........................         32,962,742

     Nationwide SAT - Government Bond Fund (NWGvtBd)
         22,840,938 shares (cost $250,126,269) .........................        259,473,061

     Nationwide SAT - Money Market Fund (NWMyMkt)
         645,520,465 shares (cost $645,520,465) ........................        645,520,465

     Nationwide SAT - Small Company Fund (NWSmCoFd)
         1,101,835 shares (cost $11,998,226) ...........................         12,582,961

     Nationwide SAT - Total Return Fund (NWTotRet)
         30,093,969 shares (cost $308,837,627) .........................        347,284,398

     Neuberger & Berman - Growth Portfolio (NBGro)
         14,090,647 shares (cost $320,541,062) .........................        364,384,131

     Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)
         12,726,836 shares (cost $181,308,175) .........................        187,211,761

     Neuberger & Berman - Partners Portfolio (NBPart)
         7,301,731 shares (cost $87,389,993) ...........................         96,601,896

     Oppenheimer - Bond Fund (OppBdFd)
         12,804,993 shares (cost $146,405,041) .........................        151,611,114

     Oppenheimer - Global Securities Fund (OppGlSec)
         13,111,179 shares (cost $203,180,884) ................................       196,667,679

     Oppenheimer - Multiple Strategies Fund (OppMult)
         11,577,330 shares (cost $155,408,345) ................................       168,450,154

     Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
         17,003,436 shares (cost $198,646,115) ................................       228,526,175

     Strong VIP - Strong International Stock Fund II, Inc. (StIntStk2)
         244,173 shares (cost $2,469,688) .....................................         2,495,453

     Strong VIP - Strong Special Fund II, Inc. (StSpec2)
         25,493,567 shares (cost $377,099,377) ................................       434,410,378

     TCI Portfolios - TCI Balanced (TCIBal)
         12,691,118 shares (cost $77,814,222) .................................        89,345,470

     TCI Portfolios - TCI Growth (TCIGro)
         41,306,546 shares (cost $402,345,402) ................................       498,156,942

     TCI Portfolios - TCI International (TCIInt)
         9,214,985 shares (cost $46,379,231) ..................................        49,115,872

     Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         8,270,057 shares (cost $115,551,771) .................................       119,254,224

     Van Eck - Worldwide Bond Fund (VEWrldBd)
         9,525,862 shares (cost $104,143,426) .................................       106,118,098

     Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         674,076 shares (cost $7,031,745) .....................................         7,239,575

     Warburg Pincus - International Equity Portfolio (WPIntEq)
         5,874,837 shares (cost $61,513,027) ..................................        62,567,014

     Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         7,488,672 shares (cost $84,455,241) ..................................        93,683,286
                                                                                   --------------
         Total assets .........................................................     8,836,886,200

ACCOUNTS PAYABLE ..............................................................         1,990,179
                                                                                   --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................    $8,834,896,021
                                                                                   ==============




See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - II
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                            1995                   1994                   1993
                                                                            ----                   ----                   ----
INVESTMENT ACTIVITY:
     Reinvested capital gains and dividends .................         $   255,746,278            219,361,059             87,058,811
                                                                      ---------------          -------------          -------------

     Gain (loss) on investments:
          Proceeds from redemptions of mutual fund shares ...           2,702,034,116          2,081,239,624          1,118,924,497
          Cost of mutual fund shares sold ...................          (2,527,741,633)        (1,966,796,733)        (1,023,878,546)
                                                                      ---------------          -------------          -------------
          Realized gain (loss) on investments ...............             174,292,483            114,442,891             95,045,951
          Change in unrealized gain (loss) on investments ...             974,875,269           (372,586,662)           239,514,450
                                                                      ---------------          -------------          -------------
               Net gain (loss) on investments ...............           1,149,167,752           (258,143,771)           334,560,401
                                                                      ---------------          -------------          -------------
                    Net investment activity .................           1,404,914,030            (38,782,712)           421,619,212
                                                                      ---------------          -------------          -------------

EQUITY TRANSACTIONS:
     Purchase payments received from contract owners ........           2,272,793,729          2,110,347,434          1,441,981,228
     Redemptions ............................................            (445,809,864)          (229,544,830)          (142,035,153)
     Annuity benefits .......................................                (401,351)              (155,993)              (112,491)
     Adjustments to maintain reserves .......................                (180,793)                29,075                (21,397)
                                                                      ---------------          -------------          -------------
                    Net equity transactions .................           1,826,401,721          1,880,675,686          1,299,812,187
                                                                      ---------------          -------------          -------------

EXPENSES (NOTE 2):
     Contract charges .......................................             (99,429,327)           (67,631,096)           (42,061,726)
     Contingent deferred sales charges ......................              (7,795,056)            (4,253,379)            (2,613,738)
                                                                      ---------------          -------------          -------------
                    Total expenses ..........................            (107,224,383)           (71,884,475)           (44,675,464)
                                                                      ---------------          -------------          -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......................           3,124,091,368          1,770,008,499          1,676,755,935
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................           5,710,804,653          3,940,796,154          2,264,040,219
                                                                      ---------------          -------------          -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................         $ 8,834,896,021          5,710,804,653          3,940,796,154
                                                                      ===============          =============          =============





See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - II
                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995, 1994 AND 1993

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

       The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

       Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);

          American VI Series - Growth Fund (AVISGro)

          American VI Series - High-Yield Bond Fund (AVISHiYld)

          American VI Series - U.S. Government/AAA-Rated Securities Fund
          (AVISGvt)

       The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

       Dreyfus Stock Index Fund (DryStkIx)(formerly Dreyfus Life and Annuity Index Fund, Inc. (DLAI))

       Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
       VIP);

          Fidelity VIP - Equity-Income Portfolio (FidEqInc)

          Fidelity VIP - Growth Portfolio (FidGro)

          Fidelity VIP - High Income Portfolio (FidHiInc)

          Fidelity VIP - Overseas Portfolio (FidOSeas)

       Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP- II);

          Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)

          Fidelity VIP-II - Contrafund Portfolio (FidContP)

       Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

          Nationwide SAT - Capital Appreciation Fund (NWCapApp)

          Nationwide SAT - Government Bond Fund (NWGvtBd)

          Nationwide SAT - Money Market Fund (NWMyMkt)

          Nationwide SAT - Small Company Fund (NWSmCoFd)

          Nationwide SAT - Total Return Fund (NWTotRet)

       Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);

          Neuberger & Berman - Growth Portfolio (NBGro)

          Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)

          Neuberger & Berman - Partners Portfolio (NBPart)

       Funds of the Oppenheimer Variable Account Funds (Oppenheimer);

          Oppenheimer - Bond Fund (OppBdFd)

          Oppenheimer - Global Securities Fund (OppGlSec)

          Oppenheimer - Multiple Strategies Fund (OppMult)

       Funds of the Strong Variable Insurance Products Funds (Strong VIP);

          Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)

          Strong VIP - Strong International Stock Fund II, Inc. (StIntStk2)

          Strong VIP - Strong Special Fund II, Inc. (StSpec2)

       Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);

          TCI Portfolios - TCI Balanced (TCIBal)

          TCI Portfolios - TCI Growth (TCIGro)

          TCI Portfolios - TCI International (TCIInt)

       Funds of the Van Eck Worldwide Insurance Trust (Van Eck) (formerly Van Eck Investment Trust);

          Van Eck - Gold and Natural Resources Fund (VEGoldNR)

          Van Eck - Worldwide Bond Fund (VEWrldBd)

             (formerly Van Eck - Global Bond Fund (VEGlobBd))

       Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);

          Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)

       Portfolios of the Warburg Pincus Trust (Warburg Pincus);

          Warburg Pincus - International Equity Portfolio (WPIntEq)

          Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

       At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

       The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c)  Security Valuation, Transactions and Related Investment Income

       The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       (2) EXPENSES

       The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

       The following administrative charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  SCHEDULE I

       Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

          - Beginning unit value - Jan. 1

          - Reinvested capital gains and dividends

            (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

          - Unrealized gain (loss)

            (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          - Contract charges

            (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)

          - Ending unit value - Dec. 31

          - Percentage increase (decrease) in unit value.

       For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

       The following is a summary of contract owners' equity at December 31, 1995, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:                                UNITS       UNIT VALUE
                                                                       -----       ----------
  Contracts in accumulation phase:
     The BEST OF AMERICA(R) Nationwide Insurance
     Enterprise Annuity contracts:
       The Dreyfus Socially Responsible Growth Fund, Inc.:
          Tax qualified ........................................          806      $10.330490      $  8,326
          Non-tax qualified ....................................          232       10.330490         2,397
       Dreyfus Stock Index Fund:
          Tax qualified ........................................          750       10.575706         7,932
       Fidelity VIP - Equity-Income Portfolio:
          Tax qualified ........................................        2,701       10.729806        28,981
          Non-tax qualified ....................................          920       10.729806         9,871
       Fidelity VIP - Growth Portfolio:
          Tax qualified ........................................        5,324        9.643317        51,341
          Non-tax qualified ....................................        4,256        9.643317        41,042
       Fidelity VIP - High Income Portfolio:
          Tax qualified ........................................          806       10.155366         8,185
          Non-tax qualified ....................................          525       10.155366         5,332
       Fidelity VIP - Overseas Portfolio:
          Tax qualified ........................................          111       10.484931         1,164
          Non-tax qualified ....................................           24       10.484931           252
       Fidelity VIP-II - Asset Manager Portfolio:
          Tax qualified ........................................          488       10.533861         5,141
          Non-tax qualified ....................................           69       10.533861           727
       Fidelity VIP-II - Contrafund Portfolio:
          Tax qualified ........................................          484       10.207482         4,940
          Non-tax qualified ....................................        1,565       10.207482        15,975
       Nationwide SAT - Government Bond Fund:
          Tax qualified ........................................          329       10.262495         3,376
       Nationwide SAT - Money Market Fund:
          Tax qualified ........................................        1,951       10.076854        19,660
          Non-tax qualified ....................................          578       10.076854         5,824
       Nationwide SAT - Small Company Fund:
          Tax qualified ........................................        1,552       11.411037        17,710
          Non-tax qualified ....................................          676       11.411037         7,714
       Nationwide SAT - Total Return Fund:
          Tax qualified ........................................           42       10.500717           441
          Non-tax qualified ....................................          450       10.500717         4,725
       Neuberger & Berman - Growth Portfolio:
          Tax qualified ........................................        2,596        9.971367        25,886
          Non-tax qualified ....................................        1,831        9.971367        18,258
       Neuberger & Berman - Limited Maturity
       Bond Portfolio:
          Non-tax qualified ....................................       18,239       10.180593       185,684
       Neuberger & Berman - Partners Portfolio:
          Tax qualified ........................................          934       10.570046         9,872
          Non-tax qualified ....................................          233       10.570046         2,463
       Oppenheimer - Bond Fund:
          Non-tax qualified ....................................           71       10.287129           730
       Oppenheimer - Global Securities Fund:
          Non-tax qualified ....................................           44       10.087683           444
       Oppenheimer - Multiple Strategies Fund:
          Non-tax qualified ....................................           78       10.302692           804
       Strong VIP - Strong Discovery Fund II, Inc.:
          Tax qualified ........................................          418       10.468286         4,376
          Non-tax qualified ....................................        1,763       10.468286        18,456

       Strong VIP - Strong Special Fund II, Inc.:
          Tax qualified ........................................            491    10.587949             5,199
          Non-tax qualified ....................................            309    10.587949             3,272
       TCI Portfolios - TCI Growth:
          Tax qualified ........................................          2,625     9.880281            25,936
          Non-tax qualified ....................................          2,306     9.880281            22,784
       TCI Portfolios - TCI International:
          Tax qualified ........................................             72    10.355977               746
          Non-tax qualified                                                 741    10.355977             7,674
       Van Eck - Gold and Natural Resources Fund:
          Tax qualified ........................................            305    11.060595             3,373
          Non-tax qualified ....................................            194    11.060595             2,146
       Van Eck - Worldwide Bond Fund:
          Tax qualified ........................................            496    10.113918             5,017
       Van Kampen American Capital - Real Estate
       Securities Fund:
          Tax qualified ........................................            231    10.597781             2,448
          Non-tax qualified ....................................            235    10.597781             2,490
       Warburg Pincus - International Equity Portfolio:
          Tax qualified ........................................             56    10.363169               580
       Warburg Pincus - Small Company Growth Portfolio:
          Tax qualified ........................................          3,368    11.154927            37,570
          Non-tax qualified ....................................            959    11.154927            10,698
       The BEST OF AMERICA(R) contracts:
       American VI Series - Growth Fund:
          Tax qualified ........................................        533,382    21.880052        11,670,426
          Non-tax qualified ....................................        544,338    21.880052        11,910,144
       American VI Series - High-Yield Bond Fund:
          Tax qualified ........................................         74,984    20.729452         1,554,377
          Non-tax qualified ....................................         65,007    20.729452         1,347,559
       American VI Series - U.S. Government/AAA-Rated
       Securities Fund:
          Tax qualified ........................................        315,331    18.077072         5,700,261
          Non-tax qualified ....................................        238,614    18.077072         4,313,442
       The Dreyfus Socially Responsible Growth Fund, Inc.:
          Tax qualified ........................................        640,387    14.239508         9,118,796
          Non-tax qualified ....................................        421,093    14.239508         5,996,157
       Dreyfus Stock Index Fund:
          Tax qualified ........................................      3,284,707    13.619180        44,735,016
          Non-tax qualified ....................................      2,805,145    13.619180        38,203,775
       Fidelity VIP - Equity-Income Portfolio:
          Tax qualified ........................................     21,482,777    24.863579       534,138,723
          Non-tax qualified ....................................     21,094,657    24.863579       524,488,671
       Fidelity VIP - Growth Portfolio:
          Tax qualified ........................................     15,252,906    34.006052       518,691,115
          Non-tax qualified ....................................     13,813,237    34.006052       469,733,656
       Fidelity VIP - High Income Portfolio:
          Tax qualified ........................................      6,464,833    21.817076       141,043,753
          Non-tax qualified ....................................      7,993,534    21.817076       174,395,539
       Fidelity VIP - Overseas Portfolio:
          Tax qualified ........................................     14,272,080    14.832631       211,692,496
          Non-tax qualified ....................................     14,672,390    14.832631       217,630,147
       Fidelity VIP-II - Asset Manager Portfolio:
          Tax qualified ........................................     22,704,319    18.056027       409,949,797
          Non-tax qualified ....................................     16,037,811    18.056027       289,579,148
       Fidelity VIP-II - Contrafund Portfolio:
          Tax qualified ........................................      3,025,498    11.071500        33,496,801
          Non-tax qualified ....................................      3,490,716    11.071500        38,647,462

Nationwide SAT - Capital Appreciation Fund:
  Tax qualified.........................................       897,315          14.442619          12,959,579
  Non-tax qualified.....................................       904,797          14.442619          13,067,638
Nationwide SAT - Government Bond Fund:
  Tax qualified.........................................     4,150,795          29.663756         123,128,170
  Non-tax qualified.....................................     3,385,486          29.585401         100,160,961
Nationwide SAT - Money Market Fund:
  Tax qualified.........................................     9,961,763          21.334141         212,525,656
  Non-tax qualified.....................................    10,688,426          21.334141         228,028,387
Nationwide SAT - Small Company Fund:
  Tax qualified.........................................       157,084          11.410135           1,792,350
  Non-tax qualified.....................................       607,477          11.410135           6,931,395
Nationwide SAT - Total Return Fund:
  Tax qualified.........................................     2,843,673          52.147953         148,291,726
  Non-tax qualified.....................................     2,833,128          50.805130         143,937,436
Neuberger & Berman - Growth Portfolio:
  Tax qualified.........................................     5,919,670          27.626244         163,538,248
  Non-tax qualified.....................................     5,358,461          27.626244         148,034,151
Neuberger & Berman - Limited Maturity
  Bond Portfolio:
  Tax qualified.........................................     4,061,293          16.311479          66,245,695
  Non-tax qualified.....................................     3,866,535          16.311479          63,068,904
Neuberger & Berman - Partners Portfolio:
  Tax qualified.........................................     2,151,917          13.494251          29,038,508
  Non-tax qualified.....................................     2,173,222          13.494251          29,326,003
Oppenheimer - Bond Fund:
  Tax qualified.........................................     3,369,101          16.781326          56,537,982
  Non-tax qualified.....................................     3,073,942          16.781326          51,584,823
Oppenheimer - Global Securities Fund:
  Tax qualified.........................................     6,518,772          11.411200          74,387,011
  Non-tax qualified.....................................     4,810,440          11.411200          54,892,893
Oppenheimer - Multiple Strategies Fund:
  Tax qualified.........................................     4,418,303          15.831164          69,946,879
  Non-tax qualified.....................................     3,837,204          15.831164          60,747,406
Strong VIP - Strong Discovery Fund II, Inc.:
  Tax qualified.........................................     5,223,195          16.212409          84,680,574
  Non-tax qualified.....................................     5,248,509          16.212409          85,090,975
Strong VIP - Strong International Stock Fund II, Inc.:
  Tax qualified.........................................        78,603          10.226470             803,831
  Non-tax qualified.....................................        86,735          10.226470             886,993
Strong VIP - Strong Special Fund II, Inc.:
  Tax qualified.........................................     9,874,627          18.071722         178,451,514
  Non-tax qualified.....................................     8,712,015          18.071722         157,441,113
TCI Portfolios - TCI Balanced:
  Tax qualified.........................................     2,978,792          12.912980          38,465,082
  Non-tax qualified.....................................     2,471,621          12.912980          31,915,993
TCI Portfolios - TCI Growth:
  Tax qualified.........................................     9,867,412          25.074858         247,423,955
  Non-tax qualified.....................................     7,570,906          25.074858         189,839,393
TCI Portfolios - TCI International:
  Tax qualified.........................................     1,565,354          10.402550          16,283,673
  Non-tax qualified.....................................     1,498,305          10.402550          15,586,193
Van Eck - Gold and Natural Resources Fund:
  Tax qualified.........................................     3,166,034          13.944310          44,148,160
  Non-tax qualified.....................................     3,714,045          13.944310          51,789,795
Van Eck - Worldwide Bond Fund:
  Tax qualified.........................................     2,993,355          14.433345          43,204,125
  Non-tax qualified.....................................     3,020,939          14.433345          43,602,255

Van Kampen American Capital - Real Estate
Securities Fund:
  Tax qualified.........................................       161,110          10.765351           1,734,406
  Non-tax qualified.....................................       310,010          10.765351           3,337,366
Warburg Pincus - International Equity Portfolio:
  Tax qualified.........................................     1,798,470          10.661059          19,173,595
  Non-tax qualified.....................................     2,012,385          10.661059          21,454,155
Warburg Pincus - Small Company Growth Portfolio:
  Tax qualified.........................................     2,450,661          12.430073          30,461,895
  Non-tax qualified.....................................     2,574,975          12.430073          32,007,127
The BEST OF AMERICA(R) America's Vision
Annuity(SM) contracts:
The Dreyfus Socially Responsible Growth Fund, Inc.:
  Tax qualified.........................................       195,462          13.462638           2,631,434
  Non-tax qualified.....................................       331,788          13.462638           4,466,742
Dreyfus Stock Index Fund:
  Tax qualified.........................................     1,651,153          13.549203          22,371,807
  Non-tax qualified.....................................     2,487,342          13.549203          33,701,502
Fidelity VIP - Equity-Income Portfolio:
  Tax qualified.........................................     8,772,439          14.333670         125,741,246
  Non-tax qualified.....................................    12,709,387          14.333670         182,172,159
Fidelity VIP - Growth Portfolio:
  Tax qualified.........................................     6,525,239          13.458405          87,819,309
  Non-tax qualified.....................................    10,395,158          13.458405         139,902,246
Fidelity VIP - High Income Portfolio:
  Tax qualified.........................................     4,074,649          11.707151          47,702,531
  Non-tax qualified.....................................     5,647,831          11.707151          66,120,010
Fidelity VIP - Overseas Portfolio:
  Tax qualified.........................................     3,053,190          11.394419          34,789,326
  Non-tax qualified.....................................     4,289,622          11.394419          48,877,750
Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified.........................................     5,437,140          11.038610          60,018,468
  Non-tax qualified.....................................     7,152,807          11.038610          78,957,047
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified.........................................     1,651,204          11.065996          18,272,217
  Non-tax qualified.....................................     2,730,876          11.065996          30,219,863
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified.........................................       217,088          12.811228           2,781,164
  Non-tax qualified.....................................       324,265          12.811228           4,154,233
Nationwide SAT - Government Bond Fund:
  Tax qualified.........................................     1,375,356          11.196001          15,398,487
  Non-tax qualified.....................................     1,845,640          11.196001          20,663,787
Nationwide SAT - Money Market Fund:
  Tax qualified.........................................     7,418,948          10.683538          79,260,613
  Non-tax qualified.....................................    11,573,455          10.683538         123,645,446
Nationwide SAT - Small Company Fund:
  Tax qualified.........................................        61,355          11.408018             699,939
  Non-tax qualified.....................................       274,709          11.408018           3,133,885
Nationwide SAT - Total Return Fund:
  Tax qualified.........................................     1,799,440          12.801951          23,036,343
  Non-tax qualified.....................................     2,431,303          12.801951          31,125,422
Neuberger & Berman - Growth Portfolio:
  Tax qualified.........................................     1,628,798          12.286164          20,011,679
  Non-tax qualified.....................................     2,653,678          12.286164          32,603,523

Neuberger & Berman - Limited Maturity
Bond Portfolio:
  Tax qualified.........................................     2,080,555          10.786223          22,441,330
  Non-tax qualified.....................................     3,264,440          10.786223          35,210,978
Neuberger & Berman - Partners Portfolio:
  Tax qualified.........................................     1,257,295          13.474969          16,942,011
  Non-tax qualified.....................................     1,579,425          13.474969          21,282,703
Oppenheimer - Bond Fund:
  Tax qualified.........................................     1,725,638          11.228877          19,376,977
  Non-tax qualified.....................................     2,135,137          11.228877          23,975,191
Oppenheimer - Global Securities Fund:
  Tax qualified.........................................     2,901,407          10.479380          30,404,946
  Non-tax qualified.....................................     3,528,736          10.479380          36,978,965
Oppenheimer - Multiple Strategies Fund:
  Tax qualified.........................................     1,296,727          11.763879          15,254,540
  Non-tax qualified.....................................     1,911,329          11.763879          22,484,643
Strong VIP - Strong Discovery Fund II, Inc.:
  Tax qualified.........................................     1,701,819          13.432714          22,860,048
  Non-tax qualified.....................................     2,670,161          13.432714          35,867,509
Strong VIP - Strong International Stock Fund II, Inc.:
  Tax qualified.........................................        25,615          10.224570             261,902
  Non-tax qualified.....................................        53,080          10.224570             542,720
Strong VIP - Strong Special Fund II, Inc.:
  Tax qualified.........................................     3,116,534          13.287288          41,410,285
  Non-tax qualified.....................................     4,296,074          13.287288          57,083,173
TCI Portfolios - TCI Balanced:
  Tax qualified.........................................       602,257          11.914266           7,175,450
  Non-tax qualified.....................................       989,420          11.914266          11,788,213
TCI Portfolios - TCI Growth:
  Tax qualified.........................................     1,787,046          12.792935          22,861,563
  Non-tax qualified.....................................     2,955,898          12.792935          37,814,611
TCI Portfolios - TCI International:
  Tax qualified.........................................       647,594          10.387676           6,726,997
  Non-tax qualified.....................................     1,011,780          10.387676          10,510,043
Van Eck - Gold and Natural Resources Fund:
  Tax qualified.........................................       720,611          11.453100           8,253,230
  Non-tax qualified.....................................     1,314,047          11.453100          15,049,912
Van Eck - Worldwide Bond Fund:
  Tax qualified.........................................       688,208          11.473340           7,896,044
  Non-tax qualified.....................................       986,151          11.473340          11,314,446
Van Kampen American Capital - Real Estate
Securities Fund:
  Tax qualified.........................................        69,755          10.759998             750,564
  Non-tax qualified.....................................       131,252          10.759998           1,412,271
Warburg Pincus - International Equity Portfolio:
  Tax qualified.........................................       707,567          10.655759           7,539,663
  Non-tax qualified.....................................     1,351,263          10.655759          14,398,733
Warburg Pincus - Small Company Growth Portfolio:
  Tax qualified.........................................       972,182          12.423899          12,078,291
  Non-tax qualified.....................................     1,536,271          12.423899          19,086,476
Reserves for annuity contracts in payout phase:              =========          =========
  Tax qualified.........................................                                            1,425,295
  Non-tax qualified.....................................                                            1,518,928
                                                                                               --------------
                                                                                               $8,834,896,021
                                                                                               ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SCHEDULE I

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1995

                                    DrySRGro    DryStkIx    FkdEqInc     FidGro     FidHiInc     FidOSeas    FidAsMgr
                                   ----------   ---------   ---------   ---------  ----------   ----------  ----------
1995**
   Beginning unit value - Jan. 1   $10.000000   10.000000   10.000000   10.000000   10.000000   10.000000   10.000000
---------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
       and dividends                  .284361     .133565     .055400     .000000     .000000     .000000     .000000
---------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .059585     .455824     .688141    (.343684)    .168653     .498416     .547401
---------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.013456)   (.013683)   (.013735)   (.012999)   (.013287)   (.013485)   (.013540)
---------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $10.330490   10.575706   10.729806    9.643317   10.155366   10.484931   10.533861
---------------------------------------------------------------------------------------------------------------------
   Percentage increase
       (decrease) in
       unit value* (a)                  3%(b)        6%(b)     7%(b)      (4)%(b)      2%(b)       5%(b)       5%(b)
=====================================================================================================================

                                     FidContP    NWGvtBd
                                    ---------   ---------
1995**
   Beginning unit value - Jan. 1    10.000000   10.000000
---------------------------------------------------------
   Reinvested capital gains
       and dividends                  .131621     .160077
---------------------------------------------------------
   Unrealized gain (loss)             .089202     .115777
---------------------------------------------------------
   Contract charges                  (.013341)   (.013359)
---------------------------------------------------------
   Ending unit value - Dec. 31      10.207482   10.262495
---------------------------------------------------------
   Percentage increase
       (decrease) in
       unit value* (a)                 2%(b)       3%(b)
=========================================================

*  An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

    (b) This investment option was not being utilized for the entire year indicated.

** These investment options were not available prior to 1995 and no other investment options were being utilized.

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1995


                                   NWMyMkt    NWSmCoFd    NWTotRet     NBGro     NBLtdMat
                                   -------    --------    --------     -----     --------
1995**
Beginning unit value - Jan. 1    $10.000000   10.000000   10.000000   10.000000   10.000000
---------------------------------------------------------------------------------------------
Reinvested capital gains
and dividends                       .090135     .017460     .616695     .000000     .000000
---------------------------------------------------------------------------------------------
Unrealized gain (loss)              .000000    1.407776    (.102353)   (.015308)    .193905
---------------------------------------------------------------------------------------------
Contract charges                   (.013281)   (.014199)   (.013625)   (.013325)   (.013312)
---------------------------------------------------------------------------------------------
Ending unit value - Dec. 31      $10.076854   11.411037   10.500717    9.971367   10.180593
---------------------------------------------------------------------------------------------
Percentage increase
   (decrease) in
   unit value* (a)                     1%(b)      14%(b)       5%(b)       0%(b)       2%(b)
=============================================================================================
                                  NBPart     OppBdFd     OppGlSec    OppMult
                                  ------     -------     --------    -------
1995**
Beginning unit value - Jan. 1     10.000000   10.000000   10.000000   10.000000
-------------------------------------------------------------------------------
Reinvested capital gains
and dividends                       .000000     .170891     .000000     .105143
-------------------------------------------------------------------------------
Unrealized gain (loss)              .583646     .129602     .100810     .210984
-------------------------------------------------------------------------------
Contract charges                   (.013600)   (.013364)   (.013127)   (.013435)
-------------------------------------------------------------------------------
Ending unit value - Dec. 31       10.570046   10.287129   10.087683   10.302692
-------------------------------------------------------------------------------
Percentage increase
   (decrease) in
   unit value* (a)                     6%(b)       3%(b)       1%(b)       3%(b)
===============================================================================

*  An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not being utilized for the entire year indicated.
** These investment options were not available prior to 1995 and no other investment options were being utilized.

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1995

                                StDisc2      StSpec2     TCIgro      TCIInt      VEGoldNR
                                -------      -------     ------      ------      --------
1995**
Beginning unit value - Jan. 1   $10.000000   10.000000   10.000000   10.000000   10.000000
---------------------------------------------------------------------------------------------
Reinvested capital gains
 and dividends                     .134105     .031024     .000000     .000000     .053476
---------------------------------------------------------------------------------------------
Unrealized gain (loss)             .347815     .570573    (.106657)    .369293    1.021372
---------------------------------------------------------------------------------------------
Contract charges                  (.013634)   (.013648)   (.013062)   (.013316)   (.014253)
---------------------------------------------------------------------------------------------
Ending unit value - Dec. 31     $10.468286   10.587949    9.880281   10.355977   11.060595
---------------------------------------------------------------------------------------------
Percentage increase
 (decrease) in
 unit value* (a)                      5%(b)       6%(b)     (1)%(b)       4%(b)      11%(b)
=============================================================================================
                                VEwrldBd    VKACRESec   WPintEQ     WPSmCoGr
                                --------    ---------   -------     --------
1995**
Beginning unit value - Jan. 1   10.000000   10.000000   10.000000   10.000000
-----------------------------------------------------------------------------
Reinvested capital gains
 and dividends                    .187333     .090508     .075167     .000000
-----------------------------------------------------------------------------
Unrealized gain (loss)           (.060143)    .520696     .301322    1.168850
-----------------------------------------------------------------------------
Contract charges                 (.013272)   (.013423)   (.013320)   (.013923)
-----------------------------------------------------------------------------
Ending unit value - Dec. 31     10.113918   10.597781   10.363169   11.154927
-----------------------------------------------------------------------------
Percentage increase
 (decrease) in
 unit value* (a)                     1%(b)       6%(b)       4%(b)      12%(b)
=============================================================================

*  An annualized rate of return cannot be determined as:
     (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
     (b) This investment option was not being utilized for the entire year indicated.
** These investment options were not available prior to 1995 and no other investment options were being utilized.

                        NATIONWIDE VARIABLE ACCOUNT - II
                        THE BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                   AVISGro+    AVISHiYld+   AVISGvt+    DrySRGro    DryStkIx    FidEqInc     FidGro
                                   --------    ----------   --------    --------    --------    --------     ------
1995
  Beginning unit value - Jan. 1   $16.632869   17.247186   15.872495   10.721141   10.087774   18.646331   25.451479
--------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   1.970200    1.862872    1.241711     .391978     .361278    1.458073     .140639
--------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            3.537128    1.870069    1.184664    3.289326    3.325716    5.043000    8.817717
--------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.260145)   (.250675)   (.221798)   (.162937)   (.155588)   (.283825)   (.403783)
--------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $21.880052   20.729452   18.077072   14.239508   13.619180   24.863579   34.006052
--------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   32%         20%         14%          33%        35%          33%        34%
====================================================================================================================

1994
  Beginning unit value - Jan. 1   $16.767635   18.696382   16.810323   10.702195   10.130946   17.644458   25.790764
--------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                    .539769    1.648226    1.072204     .276343     .283238    1.324090    1.551366
--------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            (.458197)  (2.863015)  (1.799954)   (.117315)   (.195244)   (.084066)  (1.565204)
--------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.216338)   (.234407)   (.210078)   (.140082)   (.131166)   (.238151)   (.325447)
--------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $16.632869   17.247186   15.872495   10.721141   10.087774   18.646331   25.451479
--------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   (1)%        (8)%       (6)%          0%          0%          6%         (1)%
====================================================================================================================

1993
  Beginning unit value - Jan. 1   $14.603954   16.269615   15.319654   10.000000   10.000000   15.123262   21.890060
--------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                    .676117    1.606197    1.097138     .031105    1.497786     .440973     .486821
--------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            1.690570    1.051273     .607970     .703067   (1.333974)   2.298480    3.727181
--------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.203006)   (.230703)   (.214439)   (.031977)   (.032866)   (.218257)   (.313298)
--------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $16.767635   18.696382   16.810323   10.702195   10.130946   17.644458   25.790764
--------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   15%         15%         10%         7%(b)       1%(b)        17%        18%
====================================================================================================================

                                  FidHiInc     FidOSeas    FidAsMgr    FidContP   NWCapApp
                                  --------     --------    --------    --------   --------
1995
  Beginning unit value - Jan. 1   18.327364   13.701507   15.641016   10.000000   11.311683
-------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  1.326946     .104797     .328525     .142778     .642190
-------------------------------------------------------------------------------------------
  Unrealized gain (loss)           2.428014    1.210063    2.303674     .998371    2.653706
-------------------------------------------------------------------------------------------
  Contract charges                 (.265248)   (.183736)   (.217188)   (.069649)   (.164960)
-------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     21.817076   14.832631   18.056027   11.071500   14.442619
-------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  19%          8%         15%        11%(b)       28%
===========================================================================================

1994
  Beginning unit value - Jan. 1   18.859652   13.646118   16.874276      **       11.564256
-------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  1.728139     .070437     .820188                 .182737
-------------------------------------------------------------------------------------------
  Unrealized gain (loss)          (2.016825)    .168983   (1.841072)               (.286833)
-------------------------------------------------------------------------------------------
  Contract charges                 (.243602)   (.184031)   (.212376)               (.148477)
-------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     18.327364   13.701507   15.641016               11.311683
-------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  (3)%         0%         (7)%                    (2)%
===========================================================================================

1993
  Beginning unit value - Jan. 1   15.855840   10.074553   14.123234      **       10.689287
-------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  1.303797     .235418     .655581                 .260100
-------------------------------------------------------------------------------------------
  Unrealized gain (loss)           1.928892    3.494272    2.296222                 .755961
-------------------------------------------------------------------------------------------
  Contract charges                 (.228877)   (.158125)   (.200761)               (.141092)
-------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     18.859652   13.646118   16.874276               11.564256
-------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  19%         35%         19%                      8%
===========================================================================================

*   An annualized rate of return cannot be determined as:
      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not being utilized for the entire year indicated.
**  This investment option was not being utilized or was not available.
+ See note 1(b).

                        NATIONWIDE VARIABLE ACCOUNT - II
                        THE BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                              NWGvtBd       NWGvtBd                                   NWTotRet       NWTotRet
                                               Qual         Non-Qual       NWMyMkt      NWSmCoFd        Qual         Non-Qual
                                            ----------     ----------     ---------     ---------     ---------     ---------

1995
  Beginning unit value - Jan. 1             $25.309101     25.242252      20.457373     10.000000     40.926247     39.872391
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                             1.790910      1.786181       1.150096       .017459      4.054856      3.950443
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                      2.924333      2.916602        .000000      1.418317      7.778269      7.577969
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                            (.360588)     (.359634)      (.273328)     (.025641)     (.611419)     (.595673)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31               $29.663756     29.585401      21.334141     11.410135     52.147953     50.805130
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                              17%           17%             4%           14%(b)        27%           27%
  ===========================================================================================================================

1994
  Beginning unit value - Jan. 1             $26.497619     26.427634      19.951530           **      41.023082     39.966728
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                             1.662261      1.657870        .769331                    2.069920      2.016621
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                     (2.516459)    (2.509816)       .000000                   (1.626696)    (1.584802)
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                            (.334320)     (.333436)      (.263488)                   (.540059)     (.526156)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31               $25.309101     25.242252      20.457373                   40.926247     39.872391
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                              (4)%          (4)%            3%                          0%            0%
  ===========================================================================================================================

1993
  Beginning unit value - Jan. 1             $24.513489     24.448737      19.672720           **      37.471598     36.506693
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                             1.565876      1.561741        .538378                    1.528737      1.489372
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                       .758226       .756217        .000000                    2.538282      2.472924
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                            (.339972)     (.339061)      (.259568)                   (.515535)     (.502261)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31               $26.497619     26.427634      19.951530                   41.023082     39.966728
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                               8%            8%             1%                          9%            9%
  ===========================================================================================================================


                                                NBGro       NBLtdMat       NBPart        OppBdFd      OppGlSec       OppMult
                                              ---------     ---------     ---------     ---------     ---------     ---------

1995
  Beginning unit value - Jan. 1               21.247525     14.896724     10.017795     14.531774     11.307851     13.216172
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                               .751645       .827026       .081856      1.000174       .297358      1.064619
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                       5.960166       .791918      3.550121      1.454423      (.045704)     1.742703
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                             (.333092)     (.204189)     (.155521)     (.205045)     (.148305)     (.192330)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 27.626244     16.311479     13.494251     16.781326     11.411200     15.831164
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                               30%            9%           35%           15%            1%           20%
  ===========================================================================================================================

1994
  Beginning unit value - Jan. 1               22.656907     15.115753     10.000000     15.013579     12.151882     13.655607
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                              2.730116       .638336       .000000       .845781       .214070       .695235
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                      (3.855326)     (.662388)      .072563     (1.135198)     (.900281)     (.959283)
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                             (.284172)     (.194977)     (.054768)     (.192388)     (.157820)     (.175387)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 21.247525     14.896724     10.017795     14.531774     11.307851     13.216172
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                               (6)%         (1)%            0%(b)        (3)%          (7)%          (3)%
  ===========================================================================================================================

1993
  Beginning unit value - Jan. 1               21.495392     14.362908           **      13.456350     10.000000     11.932236
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                               .498087       .590488                     .935484       .000000       .527244
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                        .947061       .357208                     .810882      2.187556      1.363520
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                             (.283633)     (.194851)                   (.189137)     (.035674)     (.167393)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 22.656907     15.115753                   15.013579     12.151882     13.655607
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                5%            5%                         12%           22%(b)        14%
  ===========================================================================================================================

 * An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not being utilized for the entire year indicated.
** This investment option was not being utilized or was not available.

                        NATIONWIDE VARIABLE ACCOUNT - II
                        THE BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                           StDisc2        StIntStk2       StSpec2          TCIBal         TCIGro          TCIInt
                                          ----------      ---------      ---------       ---------       ---------       ---------

1995
  Beginning unit value - Jan. 1           $12.143604      10.000000      14.551898       10.801286       19.378026        9.392316
  --------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                            .211635        .041084        .752969         .305744         .022298         .000000
  --------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    4.041557        .209464       2.978530        1.961261        5.972516        1.136498
  --------------------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.184387)      (.024078)      (.211675)       (.155311)       (.297982)       (.126264)
  --------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $16.212409      10.226470      18.071722       12.912980       25.074858       10.402550
  --------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                            34%             2%(b)          24%             20%            29%             11%
  ================================================================================================================================

1994
  Beginning unit value - Jan. 1           $13.003747            **       14.230988       10.876699       19.864882       10.000000
  --------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                            .971108                       .407882         .260548         .002124         .000000
  --------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                   (1.670219)                      .103551        (.194362)       (.235006)       (.554314)
  --------------------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.161032)                     (.190523)       (.141599)       (.253974)       (.053370)
  --------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $12.143604                     14.551898       10.801286       19.378026        9.392316
  --------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                            (7)%                           2%             (1)%            (2)%           (6)%(b)
  ================================================================================================================================

1993
  Beginning unit value - Jan. 1           $10.796708            **       11.519061       10.232829       18.244594             **
  --------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains.
    and dividends                            .809269                       .057233         .193822         .049563
  --------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    1.547378                      2.824331         .588305        1.819573
  --------------------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.149608)                     (.169637)       (.138257)       (.248848)
  --------------------------------------------------------------------------------------------------------------------------------
  Ending unit value Dec. 31                $13.003747                     14.230988       10.876699       19.864882
  --------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                            20%                           24%              6%              9%
  ================================================================================================================================


                                                     VEGoldNR        VEWrldBd        VKACRESec        WPIntEq        WPSmCoGr
                                                     ---------       ---------       ---------       ---------       ---------

1995
  Beginning unit value - Jan. 1                      12.728311       12.465907       10.000000       10.000000       10.000000
  ----------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                      .125379        1.008457         .091958         .077344         .000000
  ----------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                              1.262065        1.139655         .739393         .650502        2.501564
  ----------------------------------------------------------------------------------------------------------------------------
  Contract charges                                    (.171445)       (.180674)       (.066000)       (.066787)       (.071491)
  ----------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                        13.944310       14.433345       10.765351       10.661059       12.430073
  ----------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                        10%            16%             8%(b)           7%(b)         24%(b)
  ============================================================================================================================

1994
  Beginning unit value - Jan. 1                      13.544828       12.798654             **              **              **
  ----------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                      .068031         .051478
  ----------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                              (.711769)       (.222396)
  ----------------------------------------------------------------------------------------------------------------------------
  Contract charges                                    (.172779)       (.161829)
  ----------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                        12.728311       12.465907
  ----------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                      (6)%            (3)%
  ============================================================================================================================

1993
  Beginning unit value - Jan. 1                       8.325308       12.031194             **              **              **
  ----------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains.
    and dividends                                      .039162         .966990
  ----------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                              5.323236        (.037324)
  ----------------------------------------------------------------------------------------------------------------------------
  Contract charges                                    (.142878)       (.162206)
  ----------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                         13.544828       12.798654
  ----------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                      63%              6%
  ============================================================================================================================

 * An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not being utilized for the entire year indicated.
** This investment option was not being utilized or was not available.

--------------------------------------------------------------------------------

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1995 AND 1994

                                           DrySRGro        DryStkIx        FidEqInc          FidGro          FidHiInc
                                          ----------       ---------       ---------        ---------        ---------
1995
  Beginning unit value - Jan. 1           $10.146464       10.046079       10.760332        10.082986         9.844496
  --------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                            .370596         .359517         .841191          .055711          .712698
  --------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    3.111650        3.310456        2.908537         3.491973         1.303393
  --------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.166072)       (.166849)       (.176390)        (.172265)        (.153436)
  --------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $13.462638       13.549203       14.333670        13.458405        11.707151
  --------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                            33%             35%             33%              33%              19%
  ====================================================================================================================

1994***
  Beginning unit value - Jan. 1           $10.138790       10.099271       10.192462        10.227729        10.140663
  --------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
  and dividends                              .261532         .282153         .764674          .615160          .929117
  --------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    (.110944)       (.194528)       (.048662)        (.620912)       (1.084223)
  --------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.142914)       (.140817)       (.148142)        (.138991)        (.141061)
  --------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $10.146464       10.046079       10.760332        10.082986         9.844496
  --------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                               0%             (1)%             6%              (1)%             (3)%
  ====================================================================================================================

                                               FidOSeas       FidAsMgr        FidContP        NWCapApp        NWGvtBd
                                               ---------      ---------       ---------       ---------      ---------
1995
  Beginning unit value - Jan. 1                10.536141       9.571852       10.000000       10.044095       9.562079
  --------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                .080579        .201029         .142710         .569727        .676196
  --------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .929853       1.408870         .998320        2.355148       1.104438
  --------------------------------------------------------------------------------------------------------------------
  Contract charges                              (.152154)      (.143141)       (.075034)       (.157742)      (.146712)
  --------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                  11.394419      11.038610       11.065996       12.811228      11.196001
  --------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                 8%            15%             11%(b)          28%            17%
  ====================================================================================================================

1994***
  Beginning unit value - Jan. 1                10.504149      10.337032             **        10.278752      10.021251
  --------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
  and dividends                                  .054214        .502389                         .162311        .628252
  --------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .130333      (1.127465)                       (.254834)      (.951262)
  --------------------------------------------------------------------------------------------------------------------
  Contract charges                              (.152555)      (.140104)                       (.142134)      (.136162)
  --------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                  10.536141       9.571852                       10.044095       9.562079
  --------------------------------------------------------------------------------------------------------------------
  Percentage increase
   (decrease) in
   unit value* (a)                                  0%            (7)%                            (2)%           (5)%
  ====================================================================================================================

  * An annualized rate of return cannot be determined as:
      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not being utilized for the entire year indicated.
 ** This investment option was not being utilized or was not available.
*** These investment options were not available prior to 1994.

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1995 AND 1994

                                   NWMyMkt     NWSmCoFd    NWTotRet     NBGro      NBLtdMat     NBPart
                                   -------     --------    --------     -----      --------     ------
1995
  Beginning unit value - Jan. 1  $10.254838   10.000000   10.057257    9.458916    9.860649   10.013591
-------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   .576257     .017456     .995563     .334560     .547347     .081808
-------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .000000    1.418186    1.910936    2.652367     .523785    3.546970
-------------------------------------------------------------------------------------------------------
  Contract charges                 (.147557)   (.027624)   (.161805)   (.159679)   (.145558)   (.167400)
-------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31    $10.683538   11.408018   12.801951   12.286164   10.786223   13.474969
-------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   4%         14%(b)      27%         30%          9%          35%
=======================================================================================================

1994***
  Beginning unit value - Jan. 1  $10.011385      **       10.091256   10.096549   10.015749   10.000000
-------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   .385849                 .508763    1.216477     .422915     .000000
-------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .000000                (.399693)  (1.717723)   (.438889)    .072593
-------------------------------------------------------------------------------------------------------
  Contract charges                 (.142396)               (.143069)   (.136387)   (.139126)   (.059002)
-------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31    $10.254838               10.057257    9.458916    9.860649   10.013591
-------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  2%                      0%         (6)%        (2)%         0%(b)
=======================================================================================================

                                  OppBdFd     OppGlSec    OppMult     StDisc2
                                  -------     --------    -------     -------
1995
  Beginning unit value - Jan. 1   9.733460   10.394970    9.830640   10.071698
------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .669514     .273289     .791531     .175352
------------------------------------------------------------------------------
  Unrealized gain (loss)           .973805    (.042048)   1.295766    3.350345
------------------------------------------------------------------------------
  Contract charges                (.147902)   (.146831)   (.154058)   (.164681)
------------------------------------------------------------------------------
  Ending unit value - Dec. 31    11.228877   10.479380   11.763879   13.432714
------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                 15%          1%          20%         33%
==============================================================================

1994***
  Beginning unit value - Jan. 1  10.066342   11.182167   10.167774   10.796000
------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .566682     .196942     .517326     .805515
------------------------------------------------------------------------------
  Unrealized gain (loss)          (.760661)   (.827742)   (.713828)  (1.385836)
------------------------------------------------------------------------------
  Contract charges                (.138903)   (.156397)   (.140632)   (.143981)
------------------------------------------------------------------------------
  Ending unit value - Dec. 31     9.733460   10.394970    9.830640   10.071698
------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                 (3)%       (7)%        (3)%         (7)%
==============================================================================

  * An annualized rate of return cannot be determined as:
     (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
     (b) This investment option was not being utilized for the entire year indicated.
 ** This investment option was not being utilized or was not available.
*** These investment options were not available prior to 1994.

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1995 AND 1994

                                  StIntStk2     StSpec2      TCIBal      TCIGro      TCIInt     VEGoldNR
                                  ---------     -------      ------      ------      ------     --------
1995
  Beginning unit value - Jan. 1  $10.000000    10.710138    9.975959    9.896469    9.388381   10.464922
--------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   .041077      .553997     .282199     .011387     .000000     .103018
--------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .209428     2.190922    1.810577    3.048970    1.135219    1.036957
--------------------------------------------------------------------------------------------------------
  Contract charges                 (.025935)    (.167769)   (.154469)   (.163891)   (.135924)   (.151797)
--------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31    $10.224570    13.287288   11.914266   12.792935   10.387676   11.453100
--------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  2%(b)        24%         19%          29%        11%          9%
========================================================================================================

1994***
  Beginning unit value - Jan. 1       **      $10.484543   10.055760   10.155359   10.000000   11.147499
--------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                .300283     .240728     .001086     .000000     .055957
--------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .076473    (.179560)   (.120150)   (.554133)   (.585405)
--------------------------------------------------------------------------------------------------------
  Contract charges                              (.151161)   (.140969)   (.139826)   (.057486)   (.153129)
--------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $10.710138    9.975959    9.896469    9.388381   10.464922
--------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                 2%        (1)%         (3)%      (6)%(b)      (6)%
========================================================================================================

                                  VEWrldBd   VKACRESec    WPIntEq     WPSmCoGr
                                  --------   ---------    -------     --------
1995
  Beginning unit value - Jan. 1   9.919400   10.000000   10.000000   10.000000
------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .802034     .091916     .077309     .000000
------------------------------------------------------------------------------
  Unrealized gain (loss)           .906733     .739173     .650383    2.500906
------------------------------------------------------------------------------
  Contract charges                (.154827)   (.071091)   (.071933)   (.077007)
------------------------------------------------------------------------------
  Ending unit value - Dec. 31    11.473340   10.759998   10.655759   12.423899
------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  16%         8%(b)       7%(b)      24%(b)
==============================================================================

1994***
  Beginning unit value - Jan. 1  10.194477       **          **          **
------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .040987
------------------------------------------------------------------------------
  Unrealized gain (loss)          (.177244)
------------------------------------------------------------------------------
  Contract charges                (.138820)
------------------------------------------------------------------------------
  Ending unit value - Dec. 31     9.919400
------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  (3)%
==============================================================================

  * An annualized rate of return cannot be determined as:
      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not being utilized for the entire year indicated.
 ** This investment option was not being utilized or was not available.
*** These investment options were not available prior to 1994.

See note 3.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                                                                      Schedule I
                                                                     -----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       Summary of Investments - Other Than Investments in Related Parties
                               December 31, 1995
                                (000's omitted)

                                                                     ----------------- ---------------  ------------------
                                                                         Column B         Column C           Column D
                                                                     ----------------- ---------------  ---------------
                                                                                                         Amount at which
                                                                                                           shown in the
                                                                                                           consolidated
                                                                           Cost         Market value      balance sheet
                                                                     ----------------- ---------------- -------------------
Fixed maturities available-for-sale:
   Bonds and notes:
      U.S. Government and government agencies and authorities          $  3,913,961         4,116,744          4,116,744
      States, municipalities and political subdivisions                       9,742            10,993             10,993
      Foreign governments                                                   162,442           172,016            172,016
      Public utilities                                                    2,053,701         2,146,000          2,146,000
      All other corporate                                                 7,298,784         7,721,624          7,721,624
                                                                     ----------------- ---------------- -------------------
          Total fixed maturities available-for-sale                      13,438,630        14,167,377         14,167,377
                                                                     ----------------- ---------------- -------------------
Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                26,037            32,474             32,474
   Non-redeemable preferred stock                                             1,325             1,244              1,244
                                                                     ----------------- ---------------- -------------------
          Total equity securities available-for-sale                         27,362            33,718             33,718
                                                                     ----------------- ---------------- -------------------

Mortgage loans on real estate                                             4,838,432                            4,786,599*
Real estate:
   Investment properties                                                    213,340                              171,739*
   Acquired in satisfaction of debt                                          82,930                               67,350*
Policy loans                                                                370,908                              370,908
Other long-term investments                                                  73,190                               67,280#
Short-term investments                                                       45,732                               45,732
                                                                     -----------------                  -------------------
          Total investments                                             $19,090,524                           19,710,703
                                                                     =================                  ===================


* Difference from Column B is primarily due to accumulated depreciation and valuation allowances due to impairments on real estate and valuation allowances due to impairments on mortgage loans on real estate. See Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations and note 5 to the consolidated financial statements.

# Difference from Column B is primarily due to operating losses of investments in limited partnerships.


See accompanying independent auditors' report.

                                                                   Schedule III
                                                                   ------------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Supplementary Insurance Information
                        December 31, 1995, 1994 and 1993
                                (000's omitted)


----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred       Future policy                           Other policy
                                        policy      benefits, losses,                          claims and
             Segment                 acquisition        claims and      Unearned premiums   benefits payable      Premium
                                        costs         loss expenses            (1)                 (2)            revenue
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
1995: Long-term savings                $   668,784          14,847,449                                    455               -
      Life insurance                       416,209           2,494,344                                408,990         274,957
      Accident and health
       insurance                             9,202             858,335                                 15,264         509,658
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,094,195          18,200,128                                424,709         784,615
                                    ============== =====================                    ================== ===============

1994: Long-term savings                    663,696          13,300,015                                    240               -
      Life insurance                       387,486           2,245,375                                397,174         209,538
      Accident and health
       insurance                            12,977             776,071                                 13,414         324,524
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,064,159          16,321,461                                410,828         534,062
                                    ============== =====================                    ================== ===============

1993: Long-term savings                    506,243          11,308,024                                  1,262               -
      Life insurance                       291,683           2,047,844                                378,788         215,715
      Accident and health
       insurance                            14,018             736,387                                 14,595         312,655
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                     $   811,944          14,092,255                                394,645         528,370
                                    ============== =====================                    ================== ===============

----------------------------------- -------------- -------------------- ------------------  -----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                         Net                                Amortization           Other
                                      investment    Benefits, claims,       of deferred          operating
             Segment                    income          losses and            policy              expenses         Premiums
                                         (3)       settlement expenses   acquisition costs          (3)             written
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------

1995: Long-term savings                 $1,124,207           1,009,632             51,998             210,525
      Life insurance                       202,285             267,123             34,124              94,461
      Accident and health
       insurance                            22,725             379,532              6,922             153,984         473,513
      Corporate                            133,763                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,482,980           1,656,287             93,044             458,970
                                    ============== ==================== =================== ==================

1994: Long-term savings                    945,318             807,756             56,236             171,038
      Life insurance                       183,933             237,125             33,394              90,535
      Accident and health
       insurance                           21,020             234,882              5,114              90,829         315,688
      Corporate                            139,230                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,289,501           1,279,763             94,744             352,402
                                    ============== ==================== =================== ==================

1993: Long-term savings                    897,639             800,385             43,291             157,046
      Life insurance                       178,978             227,786             35,220              89,496
      Accident and health
       insurance                            27,108             208,735             23,623              82,854        263,117
      Corporate                            100,701                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,204,426           1,236,906            102,134             329,396
                                    ============== ==================== =================== ==================

(1)  Unearned premiums are included in Column C amounts.        (3)  Allocations of net investment income and certain general
(2)  Column E agrees to the sum of the consolidated balance          expenses are based on a number of assumptions and
     sheet captions, "Policyholders' dividend                        estimates, and reported operating results would
     accumulations" and "Other policyholder funds".                  change by segment if different methods were applied.

See accompanying independent auditors' report.

                                                                     Schedule IV
                                                                     -----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  Reinsurance
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                ------------------- ------------------ ----------------- ------------------ ---------------
1995:
Life insurance in force              $51,613,116          6,865,011            742,451        45,490,556           1.6%
                                =================== ================== ================= ================== ===============

Premiums:
   Life insurance                        281,687             12,817              6,087           274,957           2.2%
   Accident and health
     insurance                           427,943             73,131            154,846           509,658          30.4%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     709,630             85,948            160,933           784,615          20.5%
                                =================== ================== ================= ================== ===============
1994:
Life insurance in force              $46,262,595          5,289,259            819,799        41,793,135           2.0%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        209,918              7,551              7,171           209,538           3.4%
   Accident and health
     insurance                           389,573             69,095              4,046           324,524           1.2%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     599,491             76,646             11,217           534,062           2.1%
                                =================== ================== ================= ================== ===============

1993:
Life insurance in force              $39,417,116          4,352,071            180,739        35,245,784           0.5%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        218,764              6,161              3,112           215,715           1.4%
   Accident and health
     insurance                           398,289             88,506              2,872           312,655           0.9%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     617,053             94,667              5,984           528,370           1.1%
                                =================== ================== ================= ================== ===============


See accompanying independent auditors' report.

                                                                      Schedule V
                                                                      ----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       Valuation and Qualifying Accounts
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                    Column A                         Column B               Column C               Column D      Column E
------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
Description                                           period        expenses     other accounts      (1)          period
------------------------------------------------- ---------------------------------------------- ------------- -------------
1995:
Valuation allowances - fixed maturity securities       $     -         10,153               -         10,153             -
Valuation  allowances  - mortgage  loans on real
  estate                                                47,892          7,653               -          4,850        50,695
Valuation allowances - real estate                      27,330         (1,080)              -              -        26,250
Valuation allowances - other long-term
  investments                                                -            457               -              -           457


1994:
Valuation allowances - fixed maturity securities         6,680         (6,680)              -              -             -
Valuation  allowances  - mortgage loans on real
  estate                                                42,350         21,672               -         16,130        47,892
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330


1993:
Valuation allowances - fixed maturity securities         5,746            934               -              -         6,680
Valuation  allowances - mortgage loans on real
  estate                                                31,872         28,241               -         17,763        42,350
Valuation allowances - real estate                      35,471         (4,114)              -              -        31,357
Valuation allowances - other long-term
  investments                                              700           (700)              -              -             -


(1) Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS


                                                                        PAGE

         (a)   Financial Statements:

               (1)  Financial statements and schedule included
                    in Prospectus
                    (Part A):
                    Condensed Financial Information.                    N/A

               (2)  Financial statements and schedule included
                    in Part B:
                    Those financial statements and schedule             41
                    required by Item 23 to be included in Part B
                    have been incorporated therein by reference
                    to the Prospectus (Part A).

           Nationwide Variable Account-II:
                    Independent Auditors' Report.                        41
                    Statement of Assets, Liabilities and Contract        42
                    Owners' Equity as of December 31, 1995.
                    Statements of Operations and Changes in              44
                    Contract Owners' Equity for the years ended
                    December 31, 1995, 1994 and 1993.
                    Notes to Financial Statements.                       45
                    Schedule of Changes in Unit Value.                   53

           Nationwide Life Insurance Company:
                    Independent Auditors' Report.                        62
                    Consolidated Balance Sheets as of December           63
                    31, 1995 and 1994.
                    Consolidated Statements of Income for the            64
                    years ended December 31, 1995, 1994 and
                    1993.
                    Consolidated Statements of Shareholder's             65
                    Equity for the years ended December 31,
                    1995, 1994 and 1993.
                    Consolidated Statements of Cash Flows for            66
                    the years ended December 31, 1995, 1994
                    and 1993.
                    Notes to Consolidated Financial Statements.          67
                    Schedule I - Summary of Investments - Other
                    Than Investments in Related Parties.                 87
                    Schedule III - Supplementary Insurance Information.  88
                    Schedule IV - Reinsurance.                           89
                    Schedule V - Valuation and Qualifying Accounts.      90



                                    91 of 107

Item 24.  (b)  Exhibits


          (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement for the Nationwide Variable Account-II (File No. 2-75059), and hereby incorporated by reference.

          (2)  Not Applicable



          (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement for the Nationwide Variable Account-II (File No. 2-75059), and hereby incorporated by reference.

          (4) The form of the variable annuity contract - Filed previously with the Registration Statement for Nationwide Variable Account II (file number 33-60063) and hereby incorporated by reference.


          (5) Variable Annuity Application - Filed previously with the Registration Statement for Nationwide Variable Account-II (File No. 33-60063) on October 25, 1993 and hereby incorporated by reference.

          (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement for the Nationwide Variable Account-II (File No. 2-75059), and hereby incorporated by reference.

          (7)  Not Applicable

          (8)  Not Applicable

          (9) Opinion of Counsel - Filed previously with the Registration Statement for Nationwide Variable Account-II (File No. 33-60063) on October 25, 1993 and hereby incorporated by reference.

          (10) Not Applicable

          (11) Not Applicable

          (12) Not Applicable

          (13) Not Applicable


                                    92 of 107

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


     NAME AND PRINCIPAL                          POSITIONS AND OFFICES
      BUSINESS ADDRESS                              WITH DEPOSITOR
     Lewis J. Alphin                                   Director
     519 Bethel Church Road
     Mount Olives, NC  28365

     Keith W. Eckel                                    Director
     1647 Falls Road
     Clarks Summit, PA 18411

     Willard J. Engel                                  Director
     1100 East Main Street
     Marshall, MN 56258

     Fred C. Finney                                    Director
     1558 West Moreland Road
     Wooster, OH 44691

     Charles L. Fuellgraf, Jr.                         Director
     600 South Washington Street
     Butler, PA  16001

     Joseph J. Gasper                     President and Chief Operating Officer
     One Nationwide Plaza                             and Director
     Columbus, OH  43215


     Henry S. Holloway                              Chairman of the
     1247 Stafford Road                                  Board
     Darlington, MD  21034

     D. Richard McFerson                  Chairman and Chief Executive Officer-
     One Nationwide Plaza                    Nationwide Insurance Enterprise
     Columbus, OH  43215                              and Director

     David O. Miller                                   Director
     115 Sprague Drive
     Hebron, Ohio  43025

     C. Ray Noecker                                    Director
     2770 State Route 674 South
     Ashville, OH 43103

     James F. Patterson                                Director
     8765 Mulberry Road
     Chesterland, OH  44026


                                    93 of 107

       NAME AND PRINCIPAL                POSITIONS AND OFFICES
        BUSINESS ADDRESS                     WITH DEPOSITOR
       Arden L. Shisler                        Director
       1356 North Wenger Road
       Dalton, OH  44618

       Robert L. Stewart                       Director
       88740 Fairview Road
       Jewett, OH  43986

       Nancy C. Thomas                         Director
       10835 Georgetown Street NE
       Louisville, OH  44641

       Harold W. Weihl                         Director
       14282 King Road
       Bowling Green, OH  43402

       Gordon E. McCutchan               Executive Vice President,
       One Nationwide Plaza             Law and Corporate Services
       Columbus, OH  43215                    and Secretary

       Robert A. Oakley                  Executive Vice President-
       One Nationwide Plaza               Chief Financial Officer
       Columbus, Ohio  43215

       James E. Brock                     Senior Vice President -
       One Nationwide Plaza              Life Company Operations
       Columbus, OH  43215

       W. Sidney Druen               Senior Vice President and General
       One Nationwide Plaza           Counsel and Assistant Secretary
       Columbus, OH  43215

       Harvey S. Galloway, Jr.      Senior Vice President-Chief Actuary-
       One Nationwide Plaza             Life, Health and Annuities
       Columbus, OH  43215

       Richard A. Karas               Senior Vice President - Sales -
       One Nationwide Plaza                 Financial Services
       Columbus, OH  43215

       Michael D. Bleiweiss                  Vice President-
       One Nationwide Plaza              Deferred Compensation
       Columbus, OH  43215


                                   94 of 107

     NAME AND PRINCIPAL            POSITIONS AND OFFICES
      BUSINESS ADDRESS                 WITH DEPOSITOR
     Matthew S. Easley                  Vice President -
     One Nationwide Plaza        Annuity and Pension Actuarial
     Columbus, OH  43215

     Ronald L. Eppley                   Vice President-
     One Nationwide Plaza                  Pensions
     Columbus, OH  43215

     Timothy E. Murphy                  Vice President-
     One Nationwide Plaza             Strategic Marketing
     Columbus, Ohio  43215

     R. Dennis Noice                    Vice President-
     One Nationwide Plaza        Individual Investment Products
     Columbus, OH  43215

     Joseph P. Rath                     Vice President -
     One Nationwide Plaza          Associate General Counsel
     Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


*    Subsidiaries for which separate financial statements are filed

** Subsidiaries included in the respective consolidated financial statements

*** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

**** other subsidiaries

                                    95 of 107

                                                               NO. VOTING
                                                               SECURITIES
                                                             (SEE ATTACHED
                                              STATE          CHART) UNLESS
                  COMPANY                OF ORGANIZATION  OTHERWISE INDICATED          PRINCIPAL BUSINESS

     Affiliate Agency of Ohio, Inc.           Ohio                              Life Insurance Agency
     Affiliate Agency, Inc.                 Delaware                            Life Insurance Agency
     Allnations, Inc.                         Ohio                              Promotes cooperative insurance
                                                                                corporations worldwide
     American Marine Underwriters, Inc.      Florida                            Underwriting Manager
     Auto Direkt Insurance Company           Germany                            Insurance Company
     The Beak and Wire Corporation            Ohio                              Radio Tower Joint Venture
     California Cash Management Company    California                           Investment Securities Agent
     Colonial County Mutual insurance         Texas                             Insurance Company
     Company
     Colonial Insurance Company of         California                           Insurance Company
     California
     Columbus Insurance Brokerage and        Germany                            Insurance Broker
     Service GMBH
     Companies Agency Insurance            California                           Insurance  Broker
     Services of California
     Companies Agency of Alabama, Inc.       Alabama                            Insurance Broker
     Companies Agency of Idaho, Inc.          Idaho                             Insurance Broker
     Companies Agency of Illinois, Inc.     Illinois                            Acts as Collection Agent for
                                                                                Policies placed through Brokers
     Companies Agency of Kentucky, Inc.     Kentucky                            Insurance Broker
     Companies Agency of                  Massachusetts                         Insurance Broker
     Massachusetts, Inc.
     Companies Agency of New York, Inc.     New York                            Insurance Broker
     Companies Agency of Pennsylvania,    Pennsylvania                          Insurance Broker
     Inc.
     Companies Agency of Phoenix, Inc.       Arizona                            Insurance Broker
     Companies Agency of Texas, Inc.          Texas                             Insurance Broker
     Companies Agency, Inc.                 Wisconsin                           Insurance Broker
     Companies Annuity Agency of              Texas                             Insurance Broker
     Texas, Inc.
     Countrywide Services Corporation       Delaware                            Products Liability,
                                                                                Investigative and Claims
                                                                                Management Services
     Employers Insurance of Wausau
     A Mutual Company                       Wisconsin                           Insurance Company


                                   96 of 107

                                                              NO. VOTING
                                                              SECURITIES
                                                             (SEE ATTACHED
                                              STATE          CHART) UNLESS
                  COMPANY                OF ORGANIZATION  OTHERWISE INDICATED          PRINCIPAL BUSINESS

**   Employers Life Insurance Company       Wisconsin                           Life Insurance Company
     of Wausau
     F & B, Inc.                              Iowa                              Insurance Agency
     Farmland Mutual Insurance Company        Iowa                              Insurance Company
     Financial Horizons Distributors         Alabama                            Life Insurance Agency
     Agency of Alabama, Inc.
     Financial Horizons Distributors          Ohio                              Insurance Agency
     Agency of Ohio
     Financial Horizons Distributors        Oklahoma                            Life Insurance Agency
     Agency of Oklahoma, Inc.
     Financial Horizons Distributors          Texas                             Life Insurance Agency
     Agency of Texas, Inc.
 *   Financial Horizons Investment        Massachusetts                         Investment Company
     Trust
     Financial Horizons Securities          Oklahoma                            Broker Dealer
     Corporation
     Gates, McDonald & Company                Ohio                              Cost Control Business
     Gates, McDonald & Company of            Nevada                             Self-Insurance Administration
     Nevada                                                                     Claims Examinations and Data
                                                                                Processing Services
     Gates, McDonald & Company of New       New York                            Workers Compensation Claims
     York, Inc.                                                                 Administration
     Greater La Crosse Health Plans,        Wisconsin                           Writes Commercial Health and
     Inc.                                                                       Medicare Supplement Insurance
     InHealth Agency, Inc.                    Ohio                              Insurance Agency
     InHealth Management Systems, Inc.        Ohio                              Develops and operates Managed
                                                                                Care Delivery System
     Insurance Intermediaries, Inc.           Ohio                              Insurance Broker and Insurance
                                                                                Agency
     Key Health Plan, Inc.                 California                           Pre-paid health plans
     Landmark Financial Services of         New York                            Life Insurance Agency
     New York, Inc.
     Leben Direkt Insurance Company          Germany                            Life Insurance Company
     Lone Star General Agency, Inc.           Texas                             Insurance Agency
**   MRM Investments, Inc.                    Ohio                              Owns and operates a Recreational
                                                                                Ski Facility
**   National Casualty Company              Michigan                            Insurance Company
     National Casualty Company of         Great Britain                         Insurance Company
     America, Ltd.
**   National Premium and Benefit           Delaware                            Insurance Administrative Services
     Administration Company
     Nationwide Agribusiness Insurance        Iowa                              Insurance Company
     Company

                                   96 of 107

                                                              NO. VOTING
                                                              SECURITIES
                                                             (SEE ATTACHED
                                              STATE          CHART) UNLESS
                  COMPANY                OF ORGANIZATION  OTHERWISE INDICATED          PRINCIPAL BUSINESS

     Nationwide Cash Management Company       Ohio                              Investment Securities Agent
     Nationwide Communications, Inc.          Ohio                              Radio Broadcasting Business
     Nationwide Community Urban               Ohio                              Redevelopment of blighted areas
     Redevelopment Corporation                                                  within the City of Columbus,
                                                                                Ohio
     Nationwide Corporation                   Ohio                              Organized for the purpose of
                                                                                acquiring, holding, encumbering,
                                                                                transferring, or otherwise
                                                                                disposing of shares, bonds, and
                                                                                other evidences of indebtedness,
                                                                                securities, and contracts of
                                                                                other persons, associations,
                                                                                corporations, domestic or
                                                                                foreign and to form or acquire
                                                                                the control of other
                                                                                corporations
     Nationwide Development Company           Ohio                              Owns, leases and manages
                                                                                commercial real estate
     Nationwide Financial Institution       Delaware                            Insurance Agency
     Distributors Agency, Inc.
**   Nationwide Advisory Services, Inc.       Ohio                              Registered Broker-Dealer,
                                                                                Investment Manager and
                                                                                Administrator
     Nationwide General Insurance             Ohio                              Insurance Company
     Company
     Nationwide HMO, Inc.                     Ohio                              Health Maintenance Organization
 *   Nationwide Indemnity Company             Ohio                              Reinsurance Company
     Nationwide Insurance Enterprise          Ohio                              Membership Non-Profit Corporation
     Foundation
     Nationwide Insurance Golf                Ohio                              Membership Non-Profit Corporation
     Charities, Inc.
     Nationwide Investing Foundation        Michigan                            Investment Company
 *   Nationwide Investing                 Massachusetts                         Investment Company
     Foundation II
     Nationwide Investment Services         Oklahoma                            Registered Broker-Dealer in
     Corporation                                                                Deferred Compensation Market
     Nationwide Investors Services,           Ohio                              Stock Transfer Agent
     Inc.
**   Nationwide Life and Annuity              Ohio                              Life Insurance Company
     Insurance Company
**   Nationwide Life Insurance Company        Ohio                              Life Insurance Company
     Nationwide Lloyds                        Texas                             Texas Lloyds Company
     Nationwide Mutual Fire Insurance         Ohio                              Insurance Company
     Company


                                   96 of 107


                                                              NO. VOTING
                                                              SECURITIES
                                                             (SEE ATTACHED
                                              STATE          CHART) UNLESS
                  COMPANY                OF ORGANIZATION  OTHERWISE INDICATED          PRINCIPAL BUSINESS

     Nationwide Mutual Insurance              Ohio                              Insurance Company
     Company
     Nationwide Property and Casualty         Ohio                              Insurance Company
     Insurance Company
**   Nationwide Property Management,          Ohio                              Owns, leases, manages and deals
     Inc.                                                                       in Real Property
 *   Nationwide Separate Account Trust    Massachusetts                         Investment Company
     NEA Valuebuilder Investor               Alabama                            Life Insurance Agency
     Services of Alabama, Inc.
     NEA Valuebuilder Investor               Arizona                            Life Insurance Agency
     Services of Arizona, Inc.
     NEA Valuebuilder Investor            Massachusetts                         Life Insurance Agency
     Services of Massachusetts, Inc.
     NEA Valuebuilder Investor               Montana                            Life Insurance Agency
     Services of Montana, Inc.
     NEA Valuebuilder Investor               Nevada                             Life Insurance Agency
     Services of Nevada, Inc.
     NEA Valuebuilder Investor                Ohio                              Life Insurance Agency
     Services of Ohio, Inc.
     NEA Valuebuilder Investor              Oklahoma                            Life Insurance Agency
     Services of Oklahoma, Inc.
     NEA Valuebuilder Investor                Texas                             Life Insurance Agency
     Services of Texas, Inc.
     NEA Valuebuilder Investor               Wyoming                            Life Insurance Agency
     Services of Wyoming
     NEA Valuebuilder Investor              Delaware                            Life Insurance Agency
     Services, Inc.
     NEA Valuebuilder Services            Massachusetts                         Life Insurance Agency
     Insurance Agency, Inc.
     Neckura General Insurance Company       Germany                            Insurance Company
     Neckura Holding Company                 Germany                            Administrative Service for
                                                                                Neckura Insurance Group
     Neckura Insurance Company               Germany                            Insurance Company
     Neckura Life Insurance Company          Germany                            Life Insurance Company
     NWE, Inc.                                Ohio                              Special Investments
     PEBSCO of Massachusetts Insurance    Massachusetts                         Markets and Administers Deferred
     Agency, Inc.                                                               Compensation Plans for Public
                                                                                Employees
     PEBSCO of Texas, Inc.                    Texas                             Markets and Administers Deferred
                                                                                Compensation Plans for Public
                                                                                Employees
     Pension Associates of Wausau, Inc.     Wisconsin                           Pension plan administration,
                                                                                record keeping and consulting
                                                                                and compensation consulting

                                   96 of 107



                                                              NO. VOTING
                                                              SECURITIES
                                                             (SEE ATTACHED
                                              STATE          CHART) UNLESS
                  COMPANY                OF ORGANIZATION  OTHERWISE INDICATED          PRINCIPAL BUSINESS
     Public Employees Benefit Services      Delaware                            Marketing and Administration of
     corporation                                                                Deferred Employee Compensation
                                                                                Plans for Public Employees
     Public Employees Benefit Services       Alabama                            Markets and Administers Deferred
     Corporation of Alabama                                                     Compensation Plans for Public
                                                                                Employees
     Public Employees Benefit Services      Arkansas                            Markets and Administers Deferred
     Corporation of Arkansas                                                    Compensation Plans for Public
                                                                                Employees
     Public Employees Benefit Services       Montana                            Markets and Administers Deferred
     Corporation of Montana                                                     Compensation Plans for Public
                                                                                Employees
     Public Employees Benefit Services     New Mexico                           Markets and Administers Deferred
     Corporation of New Mexico                                                  Compensation Plans for Public
                                                                                Employees
     Scottsdale Indemnity Company             Ohio                              Insurance Company
     Scottsdale Insurance Company             Ohio                              Insurance Company
     SVM Sales GmbH, Neckura Insurance       Germany                            Sales support for Neckura
     Group                                                                      Insurance Group
     Wausau Business Insurance Company      Illinois                            Insurance Company
     Wausau General Insurance Company       Illinois                            Insurance Company
     Wausau Insurance Company (U.K.)     United Kingdom                         Insurance and Reinsurance Company
     Limited
     Wausau International Underwriters     California                           Special Risks, Excess and
                                                                                Surplus Lines Insurance
                                                                                Underwriting Manager
**   Wausau Preferred Health Insurance      Wisconsin                           Insurance and Reinsurance Company
     Company
     Wausau Service Corporation             Wisconsin                           Holding Company
     Wausau Underwriters Insurance          Wisconsin                           Insurance Company
     Company
**   West Coast Life Insurance Company     California                           Life Insurance Company


                                   100 of 107


                                                       NO. VOTING SECURITIES
                                                        (SEE ATTACHED CHART)
                                           STATE          UNLESS OTHERWISE
                 COMPANY              OF ORGANIZATION        INDICATED                  PRINCIPAL BUSINESS

 *   MFS Variable Account                  Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   NACo Variable Account                 Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide DC Variable                Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Separate Account No. 1                Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide Multi-Flex Variable        Ohio        Nationwide Life        Issuer of Annuity Contracts
     Account                                           Separate Account
 *   Nationwide VA Separate                Ohio        Nationwide Life and    Issuer of Annuity Contracts
     Account-A                                         Annuity Separate
                                                       Account
 *   Nationwide VA Separate                Ohio        Nationwide Life and    Issuer of Annuity Contracts
     Account-B                                         Annuity Separate
                                                       Account
     Nationwide VA Separate                Ohio        Nationwide Life and    Issuer of Annuity Contracts
     Account-C                                         Annuity Separate
                                                       Account
 *   Nationwide VA Separate                Ohio        Nationwide Life and    Issuer of Annuity Contracts
     Account-Q                                         Annuity Separate
                                                       Account
 *   Nationwide Variable Account           Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide Variable Account-II        Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide Variable Account-3         Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide Variable Account-4         Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide Variable Account-5         Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide Fidelity Advisor           Ohio        Nationwide Life        Issuer of Annuity Contracts
     Variable Account                                  Separate Account
 *   Nationwide Variable Account-6         Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide Variable Account-8         Ohio        Nationwide Life        Issuer of Annuity Contracts
                                                       Separate Account
 *   Nationwide VL Separate                Ohio        Nationwide Life and    Issuer of Life Insurance
     Account-A                                         Annuity Separate       Contracts
                                                       Account

 *   Nationwide VL Separate                Ohio        Nationwide Life and    Issuer of Life Insurance
     Account-B                                         Annuity Separate       Contract
                                                       Account

 *   Nationwide VLI Separate Account       Ohio        Nationwide Life        Issuer of Life Insurance
                                                       Separate Account       Contracts
 *   Nationwide VLI Separate               Ohio        Nationwide Life        Issuer of Life Insurance
     Account-2                                         Separate Account       Contracts
 *   Nationwide VLI Separate               Ohio        Nationwide Life        Issuer of Life Insurance
     Account-3                                         Separate Account       Contracts


                                   101 of 107

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                      (EMPLOYERS)                                               |_________________________________
|                         Contribution Note          Cost                                        |_________________________________
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________       _____________________       __________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |     |                     |     |                  |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |     |                     |     |                  |
   |                               |    |                                |     |  NATIONWIDE  LLOYDS |     |    COMPANIES     |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |     |                     |     |                  |
   |  -------------   Shares       |    |   -------------   Shares       |_____|                     |_____|    AGENCY OF     |
   |                               |    |                                |_____|                     |_____|                  |
   |                  Cost         |    |                   Cost         |     |                     |     |    TEXAS, INC.   |
   |                  ----         |    |                   ----         |     |    A TEXAS LLOYDS   |     |                  |
   |  Employers--                  |    |   Employers--                  |     |                     |     |                  |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |     |                     |     |                  |
   |_______________________________|    |________________________________|     |_____________________|     |__________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  10,900,000   |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $21,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $44,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |











                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF PHOENIX, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |










                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |       UNDERWRITERS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |                              |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           |                                 |
                                                                                           |       NATIONWIDE INSURANCE      |
                                                                                           |      ENTERPRISE FOUNDATION      |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|

    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
___|           NATIONWIDE MUTUAL             |_____________________________________________|     NATIONWIDE MUTUAL     |
___|           INSURANCE COMPANY             |_____________________________________________|  FIRE INSURANCE COMPANY   |
   |              (CASUALTY)                 |                                             |          (FIRE)           |
   |_________________________________________|                                             |___________________________|
                  |                 ||  |________________________________________________________________        |
                  |                 ||  |                                                                |       |
    ______________|_______________  ||  |    _____________________________                  _____________|_______|______________
   |                              | ||  |   |                             |                |                                    |
   |      ALLNATIONS, INC.        | ||  |   |      NATIONWIDE GENERAL     |                |            NATIONWIDE              |
   |                              | ||  |   |      INSURANCE COMPANY      |                |            CORPORATION             |
   | Common Stock:  2,936         | ||  |   |                             |                |                                    |
   | -------------  Shares        | ||  |   | Common Stock: 20,000 Shares |                | Common Stock:           Control    |
   |                   Cost       | ||  |___| -------------               |                | -------------           -------    |
   |                   ----       | ||  |   |                             |                | $13,642,432             100%       |
   | Casualty-26%     $88,320     | ||  |   |                Cost         |                |                                    |
   | Fire-26%         $88,463     | ||  |   |                ----         |                |          Shares      Cost          |
   | Preferred Stock: 1,466 Shares| ||  |   | Casualty-100%    $5,944,422 |                |          -----       ----          |
   | ----------------             | ||  |   |_____________________________|                |  Casualty  12,992,922 $751,352,485 |
   |                  Cost        | ||  |                                                  |  Fire         649,510   24,007,936 |
   |                  ----        | ||  |                                                  |                                    |
   | Casualty-6.8%    $100,000    | ||  |                                                  |           (See Page 2)             |
   | Fire-6.8%        $100,000    | ||  |                                                  |____________________________________|
   |______________________________| ||  |
                                    ||  |
    _________________________       ||  |    _____________________________
   |                         |      ||  |   |                             |
   |      FARMLAND MUTUAL    |      ||  |   |     NATIONWIDE PROPERTY     |
   |     INSURANCE COMPANY   |      ||  |   |        AND CASUALTY         |
   |                         |      ||  |   |      INSURANCE COMPANY      |
   | Guaranty Fund           |______||  |   |                             |
   | -------------           |_______|  |   | Common Stock: 60,000 Shares |
   | Certificate             |          |   | -------------               |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |                             |
                   |                    |   |      COLONIAL INSURANCE     |
    _______________|___________         |   |    COMPANY OF CALIFORNIA    |
   |          F & B, INC.      |        |   |         (COLONIAL)          |
   |                           |        |   |                             |
   | Common Stock:    1 Share  |        |___| Common Stock: 1,750 Shares  |
   | -------------             |        |   | -------------               |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |                             |      |                          |
       |                            |   |   |         SCOTTSDALE          |      |    NATIONAL PREMIUM &    |
       |   NATIONWIDE AGRIBUSINESS  |   |   |     INSURANCE COMPANY       |      |  BENEFIT ADMINISTRATION  |
       |     INSURANCE COMPANY      |   |   |                             |      |         COMPANY          |
       |                            |   |   | Common Stock: 30,136 Shares |      |                          |
       | Common Stock:  1,000,000   |___|___| -------------               |______| Common Stock: 10,000     |
       | -------------  Shares      |   |   |                             |      | ------------  Shares     |
       |                            |   |   |                Cost         |      |                          |
       |                            |   |   |                ----         |      |                   Cost   |
       |                            |   |   | Casualty-100%  $150,000,000 |      |                   ----   |
       | Casualty-99.9% $26,714,335 |   |   |_____________________________|      | Scottsdale-100%  $10,000 |
       |                            |   |                                        |__________________________|
       | Other Capital:             |   |
       | --------------             |   |
       | Casualty-Ptd.  $   713,567 |   |
       |____________________________|   |
                                        |




















                                        |
                                        |
                                        |
                                        |    _____________________________                       ______________________________
                                        |   |      NECKURA HOLDING        |                     |           NECKURA            |
                                        |   |     COMPANY (NECKURA)       |                     |      INSURANCE COMPANY       |
                                        |   |                             |                     |                              |
                                        |   | Common Stock: 10,000 Shares |                     | Common Stock: 6,000 Shares   |
                                        |___| -------------               |_____________________| -------------                |
                                        |   |                             |               |     |                              |
                                        |   |                 Cost        |               |     |               Cost           |
                                        |   |                 ---         |               |     |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |     | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |     |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |      INSURANCE COMPANY      |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS INSURANCE     |
                                        |                                                 |     |    BROKERAGE AND SERVICE    |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIREKT          |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |    DEVELOPMENT COMPANY      |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |


















                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |      INDEMNITY COMPANY      |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |     INDEMNITY COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |______| Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |      |                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty-100%  $5,000,000   |      | Colonial $500,000        |
                                        |   |_____________________________|      | Lone Star 150,000        |
                                        |                                        |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |        CORPORATION          |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |      NATIONWIDE CASH        |
                                        |   |    MANAGEMENT COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |       CALIFORNIA CASH       |
                                        |   |     MANAGEMENT COMPANY      |
                                        |   |                             |
                                        |   | Common Stock:  90 Shares    |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $9,000       |
                                        |   |_____________________________|
                                        |












                                        |
                                        |    _____________________________       __________________________
                                        |   |          NATIONWIDE         |     |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS, INC.    |     |     WIRE CORPORATION     |
                                        |   |                             |     |                          |
                                        |   | Common Stock: 14,750 Shares |     | Common Stock: 750 Shares |
                                        |___| -------------               |_____| -------------            |
                                            |                             |     |                          |
                                            |                Cost         |     |           Cost           |
                                            |                ----         |     |           ----           |
                                            | Casualty-100%  $11,510,000  |     | NW Comm-  $531,000       |
                                            |                             |     | 100%                     |
                                            | Other Capital:              |     |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Contractual Association  - Double Line

                                                                                                          December 31, 1995
                                                                                                                     Page 1

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)
                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|_________________
                                                                                          |   NATIONWIDE LIFE INSURANCE  |
                                                                                          |      COMPANY (NW LIFE)       |
                                                                                          |Common Stock: 3,814,779 Shares|
                                                                                          | -------------                |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $950,226,915    |
                                                                                          |______________________________|
                     _________________________________________________________________________________|
        ____________|_____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE        |             |     NATIONAL CASUALTY     |      |       |      NATIONWIDE LIFE AND     |
       | FINANCIAL SERVICES, INC. |             |       COMPANY (NC)        |      |       |   ANNUITY INSURANCE COMPANY  |
       |     (NW FIN. SERV.)      |             | Common Stock: 100 Shares  |      |       |                              |
 ______|Common Stock: 7,676 Shares|             | -------------             |      |       | Common Stock: 66,000 Shares  |
 | ____|-------------             |             |                           |      |_______| -------------                |
 | |   |               Cost       |             |               Cost        |      |       | NW Life-       Cost          |
 | |   |               ----       |             |               ----        |      |       | 100%           ----          |
 | |   | NW Life-100% $5,996,261  |             | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
 | |   |__________________________|             |___________________________|      |       |______________________________|
 | |    __________________________               ___________|_______________       |        ________________________________
 | |   |         NATIONWIDE       |             |                           |      |       |        WEST COAST LIFE         |
 | |   |  INVESTOR SERVICES, INC. |             |                           |      |       |       INSURANCE COMPANY        |
 | |   |  Common Stock: 5 Shares  |             |   NCC OF AMERICA, INC.    |      |       | Common Stock:  1,000,000 Shares|
 | |___|  -------------           |             |         (INACTIVE)        |      |_______| -------------                  |
 | |   |  NW Fin. Serv.-100%      |             |                           |      |       |                                |
 | |   |                  Cost    |             |          NC-100%          |      |       |                     Cost       |
 | |   |                  ----    |             |                           |      |       |                     ----       |
 | |   |                  $5,000  |             |                           |      |       | NW Life-100%    $133,809,265   |
 | |   |__________________________|             |___________________________|      |       |________________________________|
 | |    __________________________               ______________________________    |        ____________________________
 | |   |        NATIONWIDE        |            | EMPLOYERS LIFE INSURANCE CO. |    |       |   NATIONWIDE PROPERTY     |
 | |   |        INVESTING         |            |     OF WAUSAU (ELIOW)        |    |       |    MANAGEMENT, INC.       |
 | |   |        FOUNDATION        |            |                              |    |       | Common Stock: 59 Shares   |
 | |___|                          |      ______| Common Stock: 250,000 Shares |____|_______| ------------              |
 |  ___|                          |      |     | -------------  Cost          |    |       |                 Cost      |
 | |   |                          |      |     |                ----          |    |       |                 ----      |
 | |   |                          |      |     | NW Life-100%   $155,000,000  |    |       |  NW Life-100%  $1,907,896 |
 | |   |   COMMON LAW TRUST       |      |     |______________________________|    |       |__________________________ |
 | |   |__________________________|      |                                         |                  |
 | |                                     |       _____________________________     |        __________|_______________
 | |    __________________________       |      |       WAUSAU PREFERRED      |    |       |   MRM INVESTMENTS, INC.   |
 | |   |        NATIONWIDE        |      |      |     HEALTH INSURANCE CO.    |    |       |                           |
 | |   |        INVESTING         |      |      |                             |    |       | Common Stock: 1 Share     |
 | |___|        FOUNDATION II     |      |______| Common Stock: 200 Shares    |    |       | ------------              |
 |  ___|                          |      |      | -------------               |    |       |                           |
 | |   |                          |      |      |                  Cost       |    |       |                 Cost      |
 | |   |                          |      |      |                  ----       |    |       |  Nat. Prop.     ----      |
 | |   |    COMMON LAW TRUST      |      |      |  ELIOW -- 100%  $57,413,193 |    |       |  Mgmt.-100%    $550,000   |
 | |   |__________________________|      |      |_____________________________|    |       |___________________________|
 | |                                     |                                         |
 | |                                     |       _____________________________     |       ___________________________
 | |    __________________________       |      |    KEY HEALTH PLAN, INC.    |    |      |          NWE, INC.        |
 | |   |       NATIONWIDE         |      |      |                             |    |      |                           |
 | |   |    SEPARATE ACCOUNT      |      |______| Common Stock:  1,000 Shares |    |______| Common Stock: 100 Shares  |
 | |   |          TRUST           |             | -------------               |           | ------------              |
 | |___|                          |             |                  Cost       |           |                 Cost      |
 |  ___|                          |             |                  ----       |           |                 ----      |
 | |   |    COMMON LAW TRUST      |             | ELIOW-80%        $2,700,000 |           |  NW Life-100% $35,971,375 |
 | |   |                          |             |_____________________________|           |___________________________|
 | |   |__________________________|
 | |
 | |    __________________________
 | |   |    FINANCIAL HORIZONS    |
 | |   |    INVESTMENT TRUST      |
 | |___|                          |
 |_____|                          |
       |    COMMON LAW TRUST      |
       |__________________________|

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|          INSURANCE COMPANY            |___________________________________________________________
                                |              (CASUALTY)               |
                                |_______________________________________|
                                                    |               _______________________________________________________________
                                  __________________|______________|___
                                 |  NATIONWIDE CORPORATION (NW Corp)   |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,642,432         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty   12,992,922  $751,352,485 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_________________                      _____________|_____________                 ____________|______________
       | PUBLIC EMPLOYEES BENEFIT     |                   |      GATES, McDONALD      |               |    NATIONWIDE FINANCIAL   |
       |SERVICES CORPORATION (PEBSCO) |                   |      & COMPANY (GATES)    |               |  INSTITUTION DISTRIBUTORS |
 ______| Common Stock: 236,494 Shares |                   | Common Stock: 254 Shares  |               |      AGENCY, INC. (NFIDAI)|
|  ____| -------------                |                   | -------------             |___       _____| Common Stock: 1,000 Shares|
| |    |               Cost           |                   |                           |   |     |  ___| -------------             |
| |    | NW Corp.-     ----           |                   |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $ 7,830,936    |                   |               ----        |   |     | |   | NW Corp.      ----        |
| |    |______________________________|                   | NW Corp.-     $25,683,532 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |    ___________________________
| |    |     PEBSCO SECURITIES      |                     |     OF NEW YORK, INC.     |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.            |                     | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000 Shares |                     | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | -------------              |                     |                           |   |     | |___|Common Stock: 10,000 Shares|
| |    |                  Cost      |                     |                Cost       |   |     | |   |-----------                |
| |    |                  ----      |                     |                ----       |   |     | |   |               Cost        |
| |    |     PEBSCO-100%  $25,000   |                     | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |____________________________|                     |                           |   |     | |   | NFIDAI-100%    $100       |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |
| |    |          PEBSCO OF         |                     |         OF NEVADA         |   |     | |    ___________________________
| |    |           ALABAMA          |                     |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    |Common Stock: 100,000 Shares|                     |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____|-------------               |                     |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost     |                     |   Gates-100%    Cost      |         | |___|Common Stock: 10,000 Shares|
| |    |                   ----     |                     |                 ----      |         | |   |-------------              |
| |    |  PEBSCO-100%      $1,000   |                     |                 $93,750   |         | |   |               Cost        |
| |    |____________________________|                     |___________________________|         | |   |               ----        |
| |                                                                                             | |   | NFIDAI-100%    $10,100    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ____________________________                                                            | |
| |    |         PEBSCO OF          |                                                           | |
| |    |         ARKANSAS           |                                                           | |    ___________________________
| |    | Common Stock: 50,000 Shares|                                                           | |   |    FINANCIAL HORIZONS     |
| |____| -------------              |                                                           | |   |      SECURITIES CORP.     |
| |    |                  Cost      |                           ________________________________|_|___|Common Stock: 10,000 Shares|
| |    |                  ----      |                          |  AFFILIATE AGENCY, INC.   |    | |   |-------------              |
| |    | PEBSCO-100%      $500      |                          |                           |    | |   |               Cost        |
| |    |____________________________|                          |  Common Stock: 100 Shares |    | |   |               ----        |
| |                                                            |                           |    | |   | NFIDAI-100%   $153,000    |
| |                                                            |   NFIDAI-100%   Cost      |    | |   |___________________________|
| |                                                            |                 ----      |    | |
| |     ___________________________                            |                 $100      |    | |
| |    | PEBSCO OF MASSACHUSETTS   |                           |___________________________|    | |
| |    |  INSURANCE AGENCY, INC.   |                                                            | |    ___________________________
| |____| Common Stock: 1,000 Shares|                                                            | |   |                           |
| |    | -------------             |                                                            | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                                                            | |___|        DISTRIBUTORS       |
| |    |                   ----    |                                                            |  ___|       AGENCY OF OHIO,     |
| |    | PEBSCO-100%      $1,000   |                                                            | |   |            INC.           |
| |    |___________________________|                                                            | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |












| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |         MONTANA           |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 500 Shares  |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    | -------------             |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    |                  ----     |                                                            | |
| |    | PEBSCO-100%      $500     |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |         NEW MEXICO        |                                                            | |   |                           |
| |    |                           |                                                            | |___|    FINANCIAL HORIZONS     |
| |____|Common Stock: 1,000 Shares |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    |-------------              |                                                            | |   |       OF TEXAS, INC.      |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    |                   -----   |                                                            | |
| |    | PEBSCO-100%      $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____|         AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |        TEXAS, INC.        |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)
                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|        FIRE INSURANCE COMPANY         |
                      |               (FIRE)                  |
                      |_______________________________________|
________________________________________|











____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |    NATIONWIDE HMO, INC.   |
          |  INVESTOR SERVICES, INC.  |          |     |         (NW HMO)          |
          |           (NEA)           |          |     | Common Stock: 100 Shares  |
   _______| Common Stock: 500 Shares  |          |_____| ------------              |
  |  _____| -------------             |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $14,603,732 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |    INHEALTH MANAGEMENT    |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |_____|      OF ALABAMA, INC.     |          |     | Common Stock: 100 Shares  |
  | |     | Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW HMO        ----        |
  | |     | NEA-100%      $5,000      |          |     | INC.-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         INHEALTH          |
  | |     |     INVESTOR SERVICES     |          |     |        AGENCY, INC.       |
  | |     |      OF MONTANA, INC.     |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |                |               Cost        |
  | |     |               Cost        |                | NW HMO        ----        |
  | |     |               -----       |                | INC.-99%   $116,077       |
  | |     | NEA-100%      $500        |                |___________________________|
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|       OF NEVADA, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|        OF OHIO, INC.      |
  | |     | Common Stock:  100 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-91%        $5,000     |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|      OF WYOMING, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |      NEA VALUEBUILDER     |
  | |_____|     INVESTOR SERVICES     |
  | |     |       OF TEXAS, INC.      |
  | |     |                           |
  | |     |___________________________|









  | |
  | |      ___________________________
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|

Subsidiary Companies     --  Solid Line
Contractual Association  --  Double Line

December 31, 1995
                                    Page 2

Item 27.  NUMBER OF CONTRACT OWNERS

          Not Applicable.

Item 28.  INDEMNIFICATION


          Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  PRINCIPAL UNDERWRITER

          (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VL Separate Account-B, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

               NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

     (b)                       NATIONWIDE ADVISORY SERVICES, INC.
                                     DIRECTORS AND OFFICERS



                                  POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS            WITH UNDERWRITER
Joseph J. Gasper                  President and Director
One Nationwide Plaza
Columbus, Ohio  43215

D. Richard McFerson        Chairman of the Board of Directors and
One Nationwide Plaza                   Chairman and
Columbus, OH  43215         Chief Executive Officer--Nationwide
                             Insurance Enterprise and Director

Gordon E. McCutchan           Executive Vice President-Law and
One Nationwide Plaza           Corporate Services and Director
Columbus, OH  43215

Robert A. Oakley              Executive Vice President - Chief
One Nationwide Plaza           Financial Officer and Director
Columbus, Ohio  43215


                                   104 of 107

(b)                      NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

Robert J. Woodward         Executive Vice President - Chief
One Nationwide Plaza       Investment Officer and Director
Columbus, Ohio 43215

W. Sidney Druen               Senior Vice President and
One Nationwide Plaza             General Counsel and
Columbus, OH  43215              Assistant Secretary

James F. Laird, Jr.           Vice President and General
One Nationwide Plaza                   Manager
Columbus, OH  43215

Peter J. Neckermann                 Vice President
One Nationwide Plaza
Columbus, OH  43215

Harry S. Schermer            Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Rae I. Mercer                         Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                     Treasurer
One Nationwide Plaza
Columbus, Ohio  43215


(c) NAME OF        NET UNDERWRITING    COMPENSATION ON
    PRINCIPAL       DISCOUNTS AND       REDEMPTION OR      BROKERAGE
    UNDERWRITER      COMMISSIONS        ANNUITIZATION     COMMISSIONS    COMPENSATION
    Nationwide           N/A                 N/A              N/A            N/A
    Advisory
    Services,
    Inc.

Item 30.        LOCATION OF ACCOUNTS AND RECORDS
                Robert O. Cline
                Nationwide Life Insurance Company
                One Nationwide Plaza
                Columbus, OH  43216

Item 31.        MANAGEMENT SERVICES
                Not Applicable

Item 32.        UNDERTAKINGS
                The Registrant hereby undertakes to:


               (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

               (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   105 of 107

        The Registrant hereby represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.


        The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   106 of 107

                                   SIGNATURES


     As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of December, 1996.

                                       NATIONWIDE VARIABLE ACCOUNT-II
                                -----------------------------------------------
                                                (Registrant)

                                     NATIONWIDE LIFE INSURANCE COMPANY
                                -----------------------------------------------
                                                (Depositor)


                                             By/s/JOSEPH P. RATH
                                -----------------------------------------------
                                               Joseph P. Rath
                                             Vice President and
                                          Associate General Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 20th day of December, 1996.


SIGNATURE                            TITLE

LEWIS J. ALPHIN                     Director
--------------------------
Lewis J. Alphin

KEITH W. ECKEL                      Director
--------------------------
Keith W. Eckel

WILLARD J. ENGEL                    Director
--------------------------
Willard J. Engel

FRED C. FINNEY                      Director
--------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.           Director
--------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                President/Chief Operating Officer and Director
--------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY                     Chairman of the Board and Director
--------------------------
Henry S. Holloway

D. RICHARD MCFERSON           Chairman and Chief Executive Officer - Nationwide
--------------------------            Insurance Enterprise and Director
D. Richard McFerson

DAVID O. MILLER                     Director
--------------------------
David O. Miller

C. RAY NOECKER                      Director
--------------------------
C. Ray Noecker

ROBERT A. OAKLEY             Executive Vice President- Chief Financial Officer
--------------------------
Robert A. Oakley

JAMES F. PATTERSON                  Director          By/s/JOSEPH P. RATH
--------------------------                          -----------------------
James F. Patterson                                      Joseph P. Rath
                                                       Attorney-in-Fact
ARDEN L. SHISLER                    Director
--------------------------
Arden L. Shisler

ROBERT L. STEWART                   Director
--------------------------
Robert L. Stewart

NANCY C. THOMAS                     Director
--------------------------
Nancy C. Thomas

HAROLD W. WEIHL                     Director
--------------------------
Harold W. Weihl

                                   107 of 107

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director